JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.6%
Aerospace & Defense — 0.3%
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	612
3.95%, 4/10/2047 (a)	150	122
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	599
3.00%, 9/15/2050 (a)	1,494	1,001
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,107
2.75%, 2/1/2026	1,721	1,593
2.20%, 2/4/2026	1,700	1,545
3.10%, 5/1/2026	1,330	1,240
2.70%, 2/1/2027	6,025	5,443
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	695	619
4.13%, 4/15/2029 (a)	3,660	3,221
Howmet Aerospace, Inc. 5.95%, 2/1/2037	4,161	3,933
Lockheed Martin Corp. 4.50%, 5/15/2036	5,005	4,821
Raytheon Technologies Corp.
3.95%, 8/16/2025	240	236
4.50%, 6/1/2042	3,181	2,939
4.35%, 4/15/2047	166	145
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	827	818
9.38%, 11/30/2029 (a)	1,756	1,848
TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,905	5,876
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	2,043	2,089
6.25%, 9/15/2024 (a)	1,475	1,401
7.75%, 8/15/2025	2,364	2,027
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	8,267	5,250
		48,485
Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,000	3,879
5.75%, 4/20/2029 (a)	12,699	11,823
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,470	3,303
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,515	1,508
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,241	2,152
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,345	2,183
		24,848
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	700	653
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	250	232
5.88%, 6/1/2029 (a)	3,625	3,427
3.75%, 1/30/2031 (a)	2,959	2,478

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — continued
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	1,420	1,367
5.00%, 10/1/2029	5,475	4,764
Clarios Global LP
6.75%, 5/15/2025 (a)	2,992	2,990
6.25%, 5/15/2026 (a)	2,477	2,454
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	584	611
5.63%, 11/15/2026 (a)	4,490	1,877
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,041
Dana, Inc. 5.63%, 6/15/2028	1,350	1,242
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	355	369
5.00%, 7/15/2029	8,895	7,739
5.25%, 4/30/2031	3,660	3,129
Icahn Enterprises LP
6.38%, 12/15/2025	3,382	3,303
6.25%, 5/15/2026	957	945
5.25%, 5/15/2027	1,490	1,372
		42,993
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	2,968	3,398
Hyundai Capital America
0.80%, 1/8/2024 (a)	15,230	14,440
1.80%, 10/15/2025 (a)	4,110	3,671
1.50%, 6/15/2026 (a)	3,500	3,020
3.00%, 2/10/2027 (a)	4,000	3,552
2.38%, 10/15/2027 (a)	1,120	950
Mercedes-Benz Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	479
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	3,509	3,162
		32,672
Banks — 6.2%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	14,000	13,436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	4,100	3,324
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	5,000	3,622
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,940	1,868
ANZ New Zealand Int'l Ltd. (New Zealand)
3.40%, 3/19/2024 (a)	1,200	1,174
2.55%, 2/13/2030 (a)	397	330
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,580
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (b)	2,850	2,435
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,591
5.15%, 8/18/2025	600	596

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
1.85%, 3/25/2026	2,400	2,115
5.29%, 8/18/2027	18,000	17,467
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	1,000	857
2.75%, 12/3/2030	800	599
Bank of America Corp.
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	18,200	17,663
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	5,000	4,948
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (c) (d)	1,980	1,911
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (b)	519	495
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	2,000	1,882
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	6,000	5,738
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	10,370	9,875
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	8,500	7,546
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	3,175	2,813
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	8,260	7,791
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	1,000	931
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	3,320	3,434
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	273	254
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	12,727	10,743
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	12,400	10,201
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	15,000	11,695
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	7,380	5,716
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	5,000	4,056
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	13,590	11,010
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	39,165	30,687
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	27,930	22,239
(SOFR + 2.16%), 5.02%, 7/22/2033 (b)	9,490	9,162
6.98%, 3/7/2037	1,500	1,624
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	1,535	1,300
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	8,665	6,045
Series L, 4.75%, 4/21/2045	2,000	1,737
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	3,500	2,877
(SOFR + 1.56%), 2.97%, 7/21/2052 (b)	2,000	1,315
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	372	329
Bank of New Zealand (New Zealand) 2.29%, 1/27/2027 (a)	889	794
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 6.57%, 1/12/2023 (b) (c) (d)	4,800	4,440
2.70%, 8/3/2026	1,660	1,545
1.30%, 9/15/2026	1,500	1,318
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	2,770	2,742
0.65%, 2/27/2024 (a)	2,448	2,313
4.52%, 7/13/2025 (a)	12,430	12,230
1.60%, 10/4/2026 (a)	3,530	3,075
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (b)	800	793
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	4,395	4,322

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	2,000	1,977
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	558	512
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	442	384
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	1,000	824
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	832	675
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (b)	2,128	1,764
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	921	899
2.25%, 1/28/2025	3,100	2,927
3.30%, 4/7/2025	2,000	1,927
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (c) (d)	581	575
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (c) (d)	1,652	1,545
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (c) (d)	146	123
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	700	653
(SOFR + 1.37%), 4.14%, 5/24/2025 (b)	4,463	4,380
6.88%, 6/1/2025	645	673
7.00%, 12/1/2025	1,115	1,167
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	17,982	16,695
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	2,500	2,371
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	15,285	15,339
4.30%, 11/20/2026	2,500	2,439
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	15,910	15,008
6.63%, 1/15/2028	838	902
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (b)	8,840	8,032
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	2,950	2,871
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	803	744
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	6,945	6,354
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (b)	3,600	3,292
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	8,090	6,898
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	2,600	2,158
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	17,210	15,997
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	5,000	4,098
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	1,090	872
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	2,415	1,898
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	7,000	6,749
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,082
Comerica, Inc. 4.00%, 2/1/2029	1,500	1,407
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	1,812	1,841
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	14,695	13,316
2.02%, 1/11/2027 (a)	1,500	1,341
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	8,939	7,755
2.81%, 1/11/2041 (a)	1,015	629
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	2,829	2,827

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (b)	3,210	3,090
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	3,590	3,157
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	1,115	948
Fifth Third Bank NA
3.95%, 7/28/2025	500	490
3.85%, 3/15/2026	234	223
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	1,250	1,235
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	8,650	8,073
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	10,520	9,453
3.90%, 5/25/2026	506	481
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	1,333	1,270
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	29,828	31,150
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	3,595	3,080
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	8,370	7,215
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	11,837	10,848
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	12,260	11,831
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	29,870	24,789
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	7,335	5,928
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	9,972	8,717
(SOFR + 1.19%), 2.80%, 5/24/2032 (b)	5,890	4,575
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	9,850	7,504
(SOFR + 2.53%), 4.76%, 3/29/2033 (b)	1,250	1,081
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	5,511	5,160
6.10%, 1/14/2042	715	737
ING Groep NV (Netherlands)
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (b) (c) (d)	3,000	2,823
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	440	423
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	1,210	1,080
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	2,245	1,982
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	8,000	5,677
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	16,017	10,529
KeyBank NA 3.40%, 5/20/2026	1,545	1,449
KeyCorp 2.25%, 4/6/2027	1,290	1,141
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	1,320	1,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	3,060	2,637
4.38%, 3/22/2028	633	595
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (b)	4,500	4,016
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.53%, 9/13/2023	423	413
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	3,000	2,884
1.41%, 7/17/2025	1,460	1,323
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	25,568	25,413
3.20%, 7/18/2029	2,605	2,293
3.75%, 7/18/2039	3,145	2,570

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	2,000	1,968
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (b)	4,400	4,046
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (b)	3,490	3,493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (b)	7,145	5,445
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,117
2.33%, 8/21/2030 (a)	8,405	6,390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	2,605	2,187
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,481	7,291
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	7,650	7,971
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	8,215	7,273
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	2,080	1,919
1.60%, 9/29/2026 (a)	3,000	2,598
Nordea Bank Abp (Finland)
3.75%, 8/30/2023 (a)	1,250	1,234
5.38%, 9/22/2027 (a)	610	612
PNC Bank NA 2.70%, 10/22/2029	4,150	3,498
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	1,857
2.55%, 1/22/2030	1,975	1,676
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,476
4.65%, 1/27/2026	423	419
4.24%, 8/3/2027	17,315	16,779
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	3,260	3,025
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	11,459	9,719
(SOFR + 1.22%), 2.47%, 1/11/2028 (b)	10,797	9,191
(SOFR + 1.48%), 2.90%, 3/15/2032 (b)	4,000	3,071
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	8,806	8,295
4.25%, 4/14/2025 (a)	7,025	6,712
4.75%, 11/24/2025 (a)	6,630	6,315
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	11,590	10,023
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	11,000	9,542
3.00%, 1/22/2030 (a)	1,484	1,189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	3,095	2,381
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	1,200	1,191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	4,700	4,848
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	1,000	925
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	2,520	2,152
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (b)	10,300	10,865

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	1,250	1,238
3.94%, 10/16/2023	654	647
4.44%, 4/2/2024 (a)	1,200	1,178
1.47%, 7/8/2025	1,500	1,367
3.04%, 7/16/2029	1,395	1,214
2.75%, 1/15/2030	3,500	2,945
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	2,350	2,105
4.95%, 9/15/2027 (a)	1,642	1,631
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	1,820
Truist Bank 2.15%, 12/6/2024	500	475
Truist Financial Corp. 4.00%, 5/1/2025	1,857	1,823
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	690	585
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (b)	9,300	8,376
US Bancorp
Series X, 3.15%, 4/27/2027	1,660	1,570
3.00%, 7/30/2029	1,325	1,176
Wachovia Corp.
6.61%, 10/1/2025	1,650	1,715
7.57%, 8/1/2026 (e)	515	558
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	1,000	932
3.00%, 10/23/2026	5,000	4,670
4.30%, 7/22/2027	173	167
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	19,700	18,299
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	8,475	7,864
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,000	1,769
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	8,700	7,482
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	7,000	5,857
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	7,180	6,918
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	11,795	8,756
5.38%, 11/2/2043	853	812
4.40%, 6/14/2046	3,016	2,456
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	2,000	1,819
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	16,815	15,353
		952,302
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	5,415	5,196
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	5,000	4,578
3.75%, 7/15/2042	7,000	5,811
4.44%, 10/6/2048	3,000	2,634
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,267	2,026

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	624	542
1.85%, 9/1/2032	500	381
Constellation Brands, Inc. 4.65%, 11/15/2028	3,000	2,933
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	2,244
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	1,700	1,644
2.55%, 9/15/2026	507	465
3.43%, 6/15/2027	225	211
		28,665
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	8,526	7,784
4.05%, 11/21/2039	20,053	17,519
Amgen, Inc. 1.65%, 8/15/2028	215	183
Biogen, Inc. 2.25%, 5/1/2030	1,162	959
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,500	1,125
Gilead Sciences, Inc.
1.65%, 10/1/2030	4,000	3,213
4.50%, 2/1/2045	6,500	5,885
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,639
		39,307
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	8,728	7,075
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	187
Griffon Corp. 5.75%, 3/1/2028	6,270	5,832
JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	1,175	1,105
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	4,000	3,369
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	350	322
4.75%, 1/15/2028 (a)	6,528	5,916
3.38%, 1/15/2031 (a)	3,156	2,420
Summit Materials LLC 5.25%, 1/15/2029 (a)	5,551	5,124
Trane Technologies Co. LLC 7.20%, 6/1/2025	45	47
		31,397
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,139
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	133
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,176
4.85%, 3/29/2029	280	269
4.70%, 9/20/2047	132	107
Charles Schwab Corp. (The) 2.75%, 10/1/2029	800	700
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	776	454
3.63%, 10/1/2031 (a)	776	419

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Credit Suisse AG (Switzerland) 1.00%, 5/5/2023	6,000	5,759
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	221
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	300	253
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	1,890	1,486
4.28%, 1/9/2028 (a)	14,706	11,983
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	831	664
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	3,270	2,228
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	8,400	8,528
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	2,620	2,514
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	1,550	1,301
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	2,566	2,495
3.75%, 5/22/2025	4,789	4,652
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	1,612	1,552
4.25%, 10/21/2025	364	357
3.50%, 11/16/2026	10,000	9,512
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	3,140	2,766
3.85%, 1/26/2027	1,664	1,599
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	20,395	17,933
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	8,830	7,878
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	7,690	7,152
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	6,079	5,685
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	25,810	20,849
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	19,360	15,292
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	15,310	12,911
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,260	1,675
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,096	830
Jefferies Financial Group, Inc.
6.45%, 6/8/2027	104	107
6.25%, 1/15/2036	950	947
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (f)	1,000	3
8.00%, 8/1/2015 (f)	295	1
3.60%, 12/30/2016 (f)	235	1
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	3,500	3,053
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	800	755
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (b)	400	310
Morgan Stanley
4.10%, 5/22/2023	750	748
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	7,240	7,190
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	1,259	1,201
4.00%, 7/23/2025	2,677	2,622
5.00%, 11/24/2025	845	847
3.88%, 1/27/2026	4,268	4,135

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	1,240	1,153
3.13%, 7/27/2026	774	726
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	22,160	19,523
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	19,814	18,875
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	6,667	6,154
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	1,388	1,278
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	8,282	7,833
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	15,650	13,114
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	2,490	1,895
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	4,040	3,100
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	5,228	4,157
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	1,591	1,303
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (b)	5,425	4,825
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	5,500	4,142
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	3,600	2,323
MSCI, Inc. 3.63%, 9/1/2030 (a)	2,690	2,259
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	2,856	2,700
1.85%, 7/16/2025	1,300	1,187
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	1,000	909
Nuveen LLC 4.00%, 11/1/2028 (a)	710	668
S&P Global, Inc.
2.70%, 3/1/2029 (a)	4,924	4,376
2.90%, 3/1/2032 (a)	6,695	5,769
3.25%, 12/1/2049	3,500	2,598
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (b)	3,695	3,822
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	3,000	2,608
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	6,620	6,403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	34,738	29,850
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (b)	11,550	11,093
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	28,723	24,443
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	13,825	10,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (b)	3,255	2,212
		376,476
Chemicals — 0.5%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040	800	601
Avient Corp. 7.13%, 8/1/2030 (a)	3,115	3,041
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,239	4,803
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	929
CF Industries, Inc.
5.15%, 3/15/2034	1,800	1,717
4.95%, 6/1/2043	10,230	8,888
Chemours Co. (The)
5.38%, 5/15/2027	2,576	2,331
5.75%, 11/15/2028 (a)	4,304	3,780
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,675	3,996

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	4,580	4,072
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	1,890	1,580
3.27%, 11/15/2040 (a)	1,630	1,185
3.47%, 12/1/2050 (a)	1,270	873
LYB International Finance III LLC 3.38%, 10/1/2040	2,000	1,451
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,300	2,238
5.00%, 5/1/2025 (a)	2,430	2,287
5.25%, 6/1/2027 (a)	5,287	4,745
4.25%, 5/15/2029 (a)	945	788
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,435	1,233
4.13%, 3/15/2035	511	448
RPM International, Inc. 2.95%, 1/15/2032	1,373	1,091
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,020	1,930
4.50%, 10/15/2029	5,513	4,507
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	5,028	4,029
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,477
Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,990	2,906
WR Grace Holdings LLC
5.63%, 10/1/2024 (a)	225	220
4.88%, 6/15/2027 (a)	4,721	4,230
		71,376
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,530	3,784
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,664	2,325
4.88%, 7/15/2032 (a)	5,260	4,551
Allied Universal Holdco LLC 4.63%, 6/01/2028 (a)	3,642	3,083
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,100	1,073
5.00%, 2/1/2028 (a)	4,115	3,848
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	1,772
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,880	1,688
9.50%, 11/1/2027 (a)	825	763
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	4,035	3,778
4.00%, 8/1/2028 (a)	5,325	4,568
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	896
ILFC E-Capital Trust I 5.12%, 12/21/2065 (a) (g)	5,334	3,464
Madison IAQ LLC 4.13%, 6/30/2028 (a)	7,265	6,283
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,973	6,903
Republic Services, Inc.
4.75%, 5/15/2023	103	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
1.45%, 2/15/2031	2,010	1,561
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,260	1,245
3.88%, 1/15/2029 (a)	5,265	4,581
		56,269
Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,500	1,144
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,639	7,391
4.75%, 9/1/2029 (a)	2,876	2,422
		10,957
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,760	1,175
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,345	3,732
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	3,519	2,727
MasTec, Inc.
4.50%, 8/15/2028 (a)	5,200	4,695
6.63%, 8/15/2029 (a)	1,500	1,399
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,432	4,402
		18,130
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	1,986	1,608
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,132
		2,740
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	1,780	1,758
1.15%, 10/29/2023	9,000	8,601
6.50%, 7/15/2025	398	402
1.75%, 1/30/2026	2,550	2,250
2.45%, 10/29/2026	2,480	2,181
3.00%, 10/29/2028	15,081	12,742
3.30%, 1/30/2032	2,900	2,311
American Express Co.
3.63%, 12/5/2024	276	270
4.20%, 11/6/2025	3,000	2,968
2.55%, 3/4/2027	2,000	1,816
5.85%, 11/5/2027	7,305	7,585
American Honda Finance Corp. 2.30%, 9/9/2026	320	292
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	3,587	3,539
5.25%, 5/15/2024 (a)	9,320	9,092
2.88%, 2/15/2025 (a)	2,301	2,112
5.50%, 1/15/2026 (a)	2,175	2,060
2.13%, 2/21/2026 (a)	8,230	7,044

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.25%, 4/15/2026 (a)	2,215	2,010
2.53%, 11/18/2027 (a)	14,574	11,788
Capital One Financial Corp.
3.20%, 2/5/2025	200	192
(SOFR + 2.16%), 4.98%, 7/24/2026 (b)	520	515
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,156	1,871
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	3,440	3,321
5.13%, 6/16/2025	1,220	1,181
4.13%, 8/4/2025	6,700	6,340
3.38%, 11/13/2025	1,247	1,151
4.39%, 1/8/2026	3,750	3,567
4.54%, 8/1/2026	8,140	7,660
2.70%, 8/10/2026	906	791
4.27%, 1/09/2027	4,910	4,543
4.13%, 8/17/2027	5,155	4,703
5.11%, 5/3/2029	1,887	1,759
4.00%, 11/13/2030	6,651	5,626
3.63%, 6/17/2031	5,967	4,894
General Motors Financial Co., Inc.
3.60%, 6/21/2030	7,625	6,540
2.70%, 6/10/2031	2,075	1,629
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (h)	3,828	3,137
ILFC E-Capital Trust II 5.37%, 12/21/2065 (a) (g)	1,790	1,222
Navient Corp. 6.75%, 6/25/2025	1,970	1,919
OneMain Finance Corp.
6.88%, 3/15/2025	2,605	2,530
7.13%, 3/15/2026	5,823	5,641
6.63%, 1/15/2028	3,952	3,634
5.38%, 11/15/2029	3,233	2,700
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	4,880	4,808
		162,695
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	417	401
4.13%, 8/15/2026 (a)	9,580	8,430
5.25%, 8/15/2027 (a)	1,725	1,305
Ball Corp. 2.88%, 8/15/2030	1,910	1,553
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	4,185	3,296
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,796
Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	2,221	2,070
Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (i)	1,889	1,819
LABL, Inc. 6.75%, 7/15/2026 (a)	4,605	4,398
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	4,525	4,463
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	4,830	4,647
Packaging Corp. of America 3.05%, 10/1/2051	2,345	1,558
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,558	5,764

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,875	1,683
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	3,113	2,925
WRKCo, Inc. 4.65%, 3/15/2026	2,500	2,455
		48,563
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	5,135	4,864
University of Miami Series 2022, 4.06%, 4/1/2052	3,500	2,909
University of Southern California Series A, 3.23%, 10/1/2120	800	461
		8,234
Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	9,042	7,474
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,418
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,041
Mitsubishi HC Capital, Inc. (Japan)
3.96%, 9/19/2023 (a)	1,215	1,198
3.56%, 2/28/2024 (a)	1,900	1,850
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,307
Shell International Finance BV (Netherlands)
2.88%, 5/10/2026	246	234
3.63%, 8/21/2042	6,600	5,405
4.00%, 5/10/2046	3,000	2,534
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,520
Voya Financial, Inc. 5.70%, 7/15/2043	300	278
		31,259
Diversified Telecommunication Services — 1.2%
Altice France SA (France)
5.13%, 7/15/2029 (a)	1,886	1,486
5.50%, 10/15/2029 (a)	2,371	1,901
AT&T, Inc.
1.65%, 2/1/2028	9,000	7,726
2.55%, 12/1/2033	20,260	15,917
3.50%, 6/1/2041	5,000	3,820
CCO Holdings LLC
5.13%, 5/1/2027 (a)	5,794	5,484
5.00%, 2/1/2028 (a)	11,546	10,614
5.38%, 6/1/2029 (a)	8,896	8,073
4.75%, 3/1/2030 (a)	20,221	17,384
4.50%, 8/15/2030 (a)	15,035	12,667
4.25%, 2/1/2031 (a)	3,250	2,638
4.75%, 2/1/2032 (a)	1,040	870
4.25%, 1/15/2034 (a)	3,020	2,353
Embarq Corp. 8.00%, 6/1/2036	4,092	1,738
ESC Co., Intelsat Jackson Holdings, Ltd. 8.50%, 10/15/2024 ‡ (f)	7,233	1
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,217	4,964
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	9,493	8,734
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	5,707	4,808

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	10,925	9,341
4.00%, 2/15/2027 (a)	8,633	7,360
5.38%, 6/15/2029 (a)	2,297	1,622
Sprint Capital Corp. 8.75%, 3/15/2032	8,352	9,986
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	871
6.00%, 9/30/2034	3,048	2,354
7.72%, 6/4/2038	190	160
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	2,990	2,896
Verizon Communications, Inc.
2.10%, 3/22/2028	2,670	2,336
4.33%, 9/21/2028	2,156	2,096
4.02%, 12/3/2029	12,013	11,334
2.55%, 3/21/2031	13,790	11,497
2.36%, 3/15/2032	1,140	915
3.40%, 3/22/2041	2,425	1,861
3.70%, 3/22/2061	2,395	1,720
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,338
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,993	1,428
		184,293
Electric Utilities — 1.9%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	784
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	338
Series M, 3.65%, 4/1/2050	2,000	1,522
Series N, 2.75%, 8/15/2051	2,500	1,597
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	820
Alabama Power Co.
6.13%, 5/15/2038	891	929
5.50%, 3/15/2041	1,250	1,218
Series A, 4.30%, 7/15/2048	350	295
American Electric Power Co., Inc. 2.03%, 3/15/2024	1,090	1,047
Arizona Public Service Co.
4.70%, 1/15/2044	150	119
4.25%, 3/1/2049	1,000	776
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,400	1,194
3.20%, 9/15/2049	1,475	1,052
2.90%, 6/15/2050	840	565
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	1,367
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	686
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	202
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	9,202
Commonwealth Edison Co. 4.00%, 3/1/2048	300	250
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	1,425

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
DTE Electric Co.
3.95%, 6/15/2042	381	305
Series A, 4.00%, 4/1/2043	4,870	4,060
Duke Energy Carolinas LLC 3.70%, 12/1/2047	1,000	776
Duke Energy Florida LLC
3.80%, 7/15/2028	600	573
1.75%, 6/15/2030	7,440	5,984
5.90%, 3/1/2033	412	436
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,235	1,553
2.75%, 4/1/2050	10,195	6,536
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,217
Duke Energy Progress LLC
4.10%, 5/15/2042	305	258
3.70%, 10/15/2046	200	154
Edison International 6.95%, 11/15/2029	2,000	2,096
Emera US Finance LP (Canada) 2.64%, 6/15/2031	14,530	11,469
Empresa de Transmision Electrica SA 5.13%, 5/02/2049 (a)	1,270	975
Enel Chile SA (Chile) 4.88%, 6/12/2028	888	848
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	9,677	7,216
Entergy Louisiana LLC
3.12%, 9/1/2027	750	696
1.60%, 12/15/2030	7,470	5,784
4.20%, 4/1/2050	1,400	1,157
Entergy Mississippi LLC
3.85%, 6/1/2049	500	388
3.50%, 6/1/2051	1,580	1,155
Entergy Texas Restoration Funding II LLC Series A-2, 3.70%, 12/15/2035	2,910	2,625
Entergy Texas, Inc.
1.75%, 3/15/2031	18,256	14,274
3.55%, 9/30/2049	775	569
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (i)	2,900	2,828
Evergy Metro, Inc. 4.20%, 6/15/2047	735	604
Exelon Corp. 4.95%, 6/15/2035	123	119
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	3,531	2,878
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	4,366	3,557
Florida Power & Light Co.
5.40%, 9/1/2035	600	589
3.70%, 12/1/2047	4,600	3,726
3.95%, 3/1/2048	665	558
Hydro-Quebec (Canada) Series HK, 9.38%, 4/15/2030	1,000	1,294
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	4,247	3,283
Interstate Power and Light Co. 4.10%, 9/26/2028	800	768
ITC Holdings Corp.
3.65%, 6/15/2024	576	560
4.95%, 9/22/2027 (a)	2,648	2,630
2.95%, 5/14/2030 (a)	4,000	3,398

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	799
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	402	385
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	975
MidAmerican Energy Co.
3.65%, 4/15/2029	3,970	3,742
3.65%, 8/1/2048	2,000	1,575
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,860	7,413
Mississippi Power Co. 3.95%, 3/30/2028	560	526
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,599
5.38%, 9/15/2040	626	596
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	509
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	87	82
4.50%, 9/15/2027 (a)	1,091	1,027
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	606
Northern States Power Co.
6.20%, 7/1/2037	173	189
2.60%, 6/1/2051	1,160	750
4.50%, 6/1/2052	2,680	2,464
NRG Energy, Inc.
6.63%, 1/15/2027	678	683
2.45%, 12/2/2027 (a)	2,625	2,246
5.75%, 1/15/2028	1,197	1,146
3.38%, 2/15/2029 (a)	2,149	1,786
5.25%, 6/15/2029 (a)	8,795	8,106
3.63%, 2/15/2031 (a)	632	505
3.88%, 2/15/2032 (a)	1,516	1,219
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,210
4.00%, 6/1/2049	600	474
Series R, 2.90%, 10/1/2051	9,855	6,553
Oncor Electric Delivery Co. LLC
4.55%, 9/15/2032 (a)	7,930	7,809
3.10%, 9/15/2049	1,000	715
5.35%, 10/1/2052	550	567
Pacific Gas and Electric Co.
1.70%, 11/15/2023	1,500	1,438
3.25%, 2/16/2024	4,380	4,247
3.45%, 7/1/2025	1,630	1,543
2.95%, 3/1/2026	1,030	943
4.65%, 8/1/2028	12,247	11,140
4.20%, 6/1/2041	1,670	1,268
4.60%, 6/15/2043	1,951	1,505
4.25%, 3/15/2046	8,746	6,229
PacifiCorp
7.24%, 8/16/2023	250	251

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.75%, 4/1/2037	880	896
4.13%, 1/15/2049	1,655	1,373
4.15%, 2/15/2050	8,508	7,071
3.30%, 3/15/2051	3,850	2,776
PECO Energy Co. 2.80%, 6/15/2050	750	499
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,074
PG&E Corp.
5.00%, 7/1/2028	6,745	6,223
5.25%, 7/1/2030	1,445	1,308
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	4,070	4,107
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,090	1,019
Series A-4, 5.21%, 12/1/2047	800	785
Series A-5, 5.10%, 6/1/2052	2,935	2,829
Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	722
Potomac Electric Power Co. 6.50%, 11/15/2037	360	397
Public Service Co. of Colorado
4.05%, 9/15/2049	2,650	2,198
Series 36, 2.70%, 1/15/2051	3,190	2,085
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,185
Public Service Electric and Gas Co.
2.25%, 9/15/2026	989	904
5.80%, 5/1/2037	850	889
5.38%, 11/1/2039	416	405
2.05%, 8/1/2050	3,038	1,716
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	2,000	1,944
Series B, 3.65%, 3/1/2028	1,000	934
2.85%, 8/1/2029	1,800	1,574
Series 06-E, 5.55%, 1/15/2037	450	443
Series 08-A, 5.95%, 2/1/2038	285	290
Series C, 3.60%, 2/1/2045	1,270	925
Series C, 4.13%, 3/1/2048	1,000	799
Series 20A, 2.95%, 2/1/2051	8,810	5,788
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	2,440	2,189
Series M, 4.10%, 9/15/2028	400	382
Series J, 3.90%, 4/1/2045	1,242	945
Tucson Electric Power Co.
3.05%, 3/15/2025	600	577
4.85%, 12/1/2048	600	527
Union Electric Co.
2.95%, 6/15/2027	644	601
4.00%, 4/1/2048	2,050	1,671
3.90%, 4/1/2052	1,300	1,061
Virginia Electric and Power Co.
3.45%, 2/15/2024	490	482

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.35%, 11/30/2037	235	249
8.88%, 11/15/2038	670	881
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	4,042	3,912
5.63%, 2/15/2027 (a)	3,900	3,773
5.00%, 7/31/2027 (a)	5,057	4,747
4.38%, 5/1/2029 (a)	3,124	2,795
4.30%, 7/15/2029 (a)	5,000	4,519
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,009
		293,582
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,500	2,177
EnerSys 4.38%, 12/15/2027 (a)	1,060	941
Sensata Technologies BV
5.63%, 11/1/2024 (a)	2,538	2,533
5.00%, 10/1/2025 (a)	554	541
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	555	477
		6,669
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	634
3.88%, 1/12/2028	221	203
CDW LLC 3.25%, 2/15/2029	2,435	2,065
Coherent Corp. 5.00%, 12/15/2029 (a)	4,390	3,874
Corning, Inc. 5.35%, 11/15/2048	5,000	4,667
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,085	902
		12,345
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	1,200	1,154
5.13%, 9/15/2040	903	846
4.08%, 12/15/2047	1,920	1,535
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	6,003	4,935
Halliburton Co.
3.80%, 11/15/2025	17	17
4.75%, 8/1/2043	270	236
7.60%, 8/15/2096 (a)	275	261
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	1,745	1,709
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	496
4.00%, 12/21/2025 (a)	39	38
3.90%, 5/17/2028 (a)	587	554
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (c) (d) (h)	917	—
		11,781

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.4%
Activision Blizzard, Inc. 2.50%, 9/15/2050	23,376	14,801
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	435	444
5.88%, 3/15/2026 (a)	500	438
5.25%, 7/15/2028 (a)	2,730	2,181
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,599
6.50%, 5/15/2027 (a)	4,259	4,267
4.75%, 10/15/2027 (a)	4,000	3,610
Netflix, Inc.
4.88%, 4/15/2028	585	568
5.38%, 11/15/2029 (a)	11,943	11,722
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	856	812
Walt Disney Co. (The)
7.75%, 1/20/2024	800	824
2.00%, 9/1/2029	4,310	3,649
Warnermedia Holdings, Inc. 4.28%, 3/15/2032 (a)	14,685	12,468
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	3,690	3,198
3.00%, 2/15/2031 (a)	1,115	924
		61,505
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	852
American Tower Corp.
1.45%, 9/15/2026	1,445	1,257
3.10%, 6/15/2050	115	76
Boston Properties LP 3.80%, 2/1/2024	299	293
Camden Property Trust 3.15%, 7/1/2029	2,955	2,639
Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,361
ERP Operating LP 2.85%, 11/1/2026	3,000	2,780
Essex Portfolio LP 2.65%, 3/15/2032	3,255	2,590
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	545
Healthpeak Properties, Inc. 3.00%, 1/15/2030	500	432
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	3,305	3,108
5.25%, 3/15/2028 (a)	990	926
4.88%, 9/15/2029 (a)	1,500	1,319
5.25%, 7/15/2030 (a)	2,590	2,331
4.50%, 2/15/2031 (a)	1,364	1,142
Life Storage LP 2.20%, 10/15/2030	1,470	1,145
Mid-America Apartments LP 4.20%, 6/15/2028	1,295	1,229
MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,121
National Retail Properties, Inc.
3.60%, 12/15/2026	948	887
4.30%, 10/15/2028	800	747
Office Properties Income Trust
4.50%, 2/1/2025	9,526	8,439

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
3.45%, 10/15/2031	2,510	1,607
Prologis LP
3.25%, 6/30/2026	180	171
1.75%, 7/1/2030	2,500	1,995
3.00%, 4/15/2050	5,139	3,514
2.13%, 10/15/2050	1,500	862
Public Storage 1.50%, 11/9/2026	2,734	2,452
Realty Income Corp.
3.88%, 7/15/2024	2,018	1,979
3.88%, 4/15/2025	840	822
3.25%, 1/15/2031	555	485
1.80%, 3/15/2033	1,100	801
Regency Centers LP 3.70%, 6/15/2030	3,855	3,370
RHP Hotel Properties LP 4.75%, 10/15/2027	7,301	6,669
Sabra Health Care LP 3.20%, 12/1/2031	2,260	1,695
Safehold Operating Partnership LP 2.80%, 6/15/2031	5,000	3,880
SBA Communications Corp. 3.13%, 2/1/2029	6,277	5,240
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,357
3.25%, 10/28/2025 (a)	1,000	937
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	1,500	1,321
Simon Property Group LP 3.25%, 9/13/2049	5,239	3,487
UDR, Inc.
2.10%, 8/1/2032	950	705
1.90%, 3/15/2033	505	361
Ventas Realty LP
3.75%, 5/1/2024	588	573
3.50%, 2/1/2025	448	430
4.13%, 1/15/2026	86	83
3.25%, 10/15/2026	218	202
3.85%, 4/1/2027	618	582
VICI Properties LP
5.63%, 5/1/2024 (a)	5,455	5,402
4.63%, 6/15/2025 (a)	701	671
5.75%, 2/1/2027 (a)	735	712
3.75%, 2/15/2027 (a)	1,805	1,628
4.63%, 12/1/2029 (a)	4,041	3,667
4.13%, 8/15/2030 (a)	575	498
WP Carey, Inc.
4.25%, 10/1/2026	2,155	2,074
2.25%, 4/1/2033	2,880	2,129
		97,580
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
0.63%, 2/10/2023 (a)	2,235	2,215
0.95%, 2/10/2026 (a)	1,390	1,220

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
1.30%, 2/10/2028 (a)	1,114	932
2.50%, 2/10/2041 (a)	1,133	758
2.80%, 2/10/2051 (a)	4,250	2,651
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	17,620	16,300
5.88%, 2/15/2028 (a)	1,095	1,047
3.50%, 3/15/2029 (a)	1,129	941
4.88%, 2/15/2030 (a)	1,010	901
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	450	325
3.63%, 5/13/2051 (a)	505	346
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	999
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,904	4,732
Rite Aid Corp. 8.00%, 11/15/2026 (a)	4,745	2,952
Sysco Corp. 2.40%, 2/15/2030	4,000	3,359
		39,678
Food Products — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	1,200	1,118
Campbell Soup Co. 4.15%, 3/15/2028	1,700	1,643
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,878	4,721
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,060	1,942
4.13%, 1/31/2030 (a)	2,906	2,570
4.38%, 1/31/2032 (a)	969	858
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	2,523	1,956
Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,015
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	490
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	3,082	3,004
5.50%, 12/15/2029 (a)	2,760	2,535
4.63%, 4/15/2030 (a)	2,775	2,435
Tyson Foods, Inc. 5.15%, 8/15/2044	155	147
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	3,984
		29,418
Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,203
5.88%, 8/20/2026	1,475	1,405
5.75%, 5/20/2027	2,195	2,094
Atmos Energy Corp.
1.50%, 1/15/2031	3,250	2,529
5.50%, 6/15/2041	1,110	1,117
4.15%, 1/15/2043	582	493
2.85%, 2/15/2052	955	629
5.75%, 10/15/2052	2,145	2,288

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,030	929
4.27%, 3/15/2048 (a)	1,000	752
ONE Gas, Inc. 4.50%, 11/1/2048	400	333
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	738
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,022
Series XX, 2.55%, 2/1/2030	715	614
Southern Natural Gas Co. LLC
0.63%, 4/28/2023 (a)	1,380	1,349
8.00%, 3/1/2032	350	386
4.80%, 3/15/2047 (a)	204	169
		19,050
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,096	5,608
Becton Dickinson and Co.
3.73%, 12/15/2024	219	214
3.70%, 6/6/2027	2,500	2,388
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,126
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,143	1,094
3.25%, 2/15/2029 (a)	4,499	3,953
Medline Borrower LP
3.88%, 4/1/2029 (a)	4,310	3,706
5.25%, 10/1/2029 (a)	3,356	2,735
		20,824
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	4,039	3,797
5.00%, 4/15/2029 (a)	2,500	2,306
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,395	3,669
Aetna, Inc.
2.80%, 6/15/2023	546	539
4.50%, 5/15/2042	224	193
3.88%, 8/15/2047	6,892	5,349
Ascension Health 3.95%, 11/15/2046	687	573
Banner Health 1.90%, 1/1/2031	2,439	1,947
Centene Corp. 4.63%, 12/15/2029	29,205	27,156
Children's Hospital Series 2020, 2.93%, 7/15/2050	763	483
Cigna Corp. 4.50%, 2/25/2026	1,000	996
CommonSpirit Health
1.55%, 10/1/2025	1,275	1,146
2.78%, 10/1/2030	1,275	1,029
3.91%, 10/1/2050	1,255	918
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	3,588	3,045

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
6.00%, 1/15/2029 (a)	2,669	2,227
4.75%, 2/15/2031 (a)	6,320	4,631
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	361
CVS Health Corp. 4.30%, 3/25/2028	1,463	1,422
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,790	7,115
3.75%, 2/15/2031 (a)	1,938	1,424
Encompass Health Corp.
4.50%, 2/1/2028	5,135	4,618
4.75%, 2/1/2030	4,840	4,295
4.63%, 4/1/2031	1,407	1,214
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	1,299
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,041
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	1,653
HCA, Inc.
4.50%, 2/15/2027	20,305	19,520
5.63%, 9/1/2028	15,150	15,129
5.88%, 2/1/2029	11,750	11,830
3.50%, 9/1/2030	1,485	1,276
5.50%, 6/15/2047	3,465	3,159
3.50%, 7/15/2051	1,311	886
McKesson Corp. 0.90%, 12/3/2025	2,720	2,425
Memorial Health Services 3.45%, 11/1/2049	645	480
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	189
Series 2015, 4.20%, 7/1/2055	785	649
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	527
MultiCare Health System 2.80%, 8/15/2050	355	215
MyMichigan Health Series 2020, 3.41%, 6/1/2050	955	666
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	404
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	769
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	4,600	4,088
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	341
Quest Diagnostics, Inc. 2.95%, 6/30/2030	1,000	866
Tenet Healthcare Corp.
4.63%, 7/15/2024	1,745	1,707
4.88%, 1/1/2026 (a)	8,625	8,185
6.25%, 2/1/2027 (a)	500	479
5.13%, 11/1/2027 (a)	13,532	12,739
4.63%, 6/15/2028 (a)	2,050	1,835
4.25%, 6/1/2029 (a)	3,884	3,370
6.13%, 6/15/2030 (a)	2,296	2,176
Texas Health Resources
2.33%, 11/15/2050	500	290
4.33%, 11/15/2055	1,075	909
UnitedHealth Group, Inc.
5.35%, 2/15/2033	9,545	9,939

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.63%, 7/15/2035	98	96
3.95%, 10/15/2042	615	523
3.75%, 10/15/2047	1,120	902
3.25%, 5/15/2051	1,955	1,435
5.88%, 2/15/2053	8,141	9,009
3.88%, 8/15/2059	805	641
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	588
		202,688
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,478
5.00%, 5/15/2027 (a)	5,377	5,135
		7,613
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	6,360	5,676
4.00%, 10/15/2030 (a)	3,334	2,808
Boyd Gaming Corp. 4.75%, 12/1/2027	4,045	3,762
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,420	3,933
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	6,035	5,964
Carnival Corp.
9.88%, 8/1/2027 (a)	5,660	5,525
4.00%, 8/1/2028 (a)	1,896	1,578
Cedar Fair LP
5.50%, 5/1/2025 (a)	605	603
5.38%, 4/15/2027	3,330	3,186
5.25%, 7/15/2029	387	338
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,425	1,416
3.75%, 5/1/2029 (a)	3,527	3,130
4.88%, 1/15/2030	2,175	2,013
4.00%, 5/1/2031 (a)	378	318
3.63%, 2/15/2032 (a)	1,465	1,206
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,342
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	1,013	889
4.50%, 6/15/2029 (a)	2,551	2,149
MGM Resorts International
6.75%, 5/1/2025	940	936
5.75%, 6/15/2025	4,038	3,943
5.50%, 4/15/2027	2,962	2,792
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	349	374
8.25%, 1/15/2029 (a)	4,545	4,614
9.25%, 1/15/2029 (a)	3,005	3,076

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Sands China Ltd. (Macau)
5.63%, 8/8/2025 (e)	1,000	955
4.30%, 1/8/2026 (e)	3,530	3,212
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	5,056	4,915
5.50%, 4/15/2027 (a)	2,300	2,077
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,001	1,003
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,355	3,841
Travel + Leisure Co. 6.00%, 4/1/2027 (e)	1,050	985
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,280	3,277
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,389	4,213
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	2,502	2,507
5.13%, 10/1/2029 (a)	4,356	3,786
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	804	736
3.63%, 3/15/2031	1,220	1,017
4.63%, 1/31/2032	4,799	4,247
		98,342
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,960	2,623
Lennar Corp. 4.50%, 4/30/2024	290	286
MDC Holdings, Inc.
3.85%, 1/15/2030	2,545	2,053
2.50%, 1/15/2031	3,353	2,381
Newell Brands, Inc.
6.63%, 9/15/2029	4,660	4,578
5.63%, 4/1/2036 (e)	3,265	2,795
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	8,649	7,171
		21,887
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	535	492
4.13%, 10/15/2030	4,140	3,447
4.13%, 4/30/2031 (a)	745	615
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	5,135	4,477
4.38%, 3/31/2029 (a)	3,895	3,314
Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	916
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)	1,000	968
3.00%, 6/26/2027 (a)	350	325
Spectrum Brands, Inc.
5.75%, 7/15/2025	593	584

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
5.00%, 10/1/2029 (a)	3,905	3,334
5.50%, 7/15/2030 (a)	2,779	2,380
		20,852
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 3.30%, 7/15/2025 (a)	1,525	1,427
Calpine Corp.
5.25%, 6/1/2026 (a)	3,266	3,130
4.50%, 2/15/2028 (a)	3,000	2,744
5.13%, 3/15/2028 (a)	3,940	3,529
Constellation Energy Generation LLC
3.25%, 6/1/2025	595	571
6.25%, 10/1/2039	200	208
5.75%, 10/1/2041	875	854
5.60%, 6/15/2042	9,230	9,017
		21,480
Industrial Conglomerates — 0.0% ^
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,891	1,785
Insurance — 0.4%
Aflac, Inc. 3.60%, 4/1/2030	2,500	2,307
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	950
3.90%, 4/6/2028 (a)	2,495	2,335
3.60%, 4/9/2029 (a)	495	453
3.20%, 9/16/2040 (a)	1,680	1,202
Aon Corp. 6.25%, 9/30/2040	240	250
Athene Global Funding
1.45%, 1/8/2026 (a)	1,770	1,559
2.95%, 11/12/2026 (a)	4,500	4,047
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	4,720	3,226
2.50%, 1/15/2051	9,255	5,905
3.85%, 3/15/2052	12,010	9,806
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,159
CNA Financial Corp. 3.95%, 5/15/2024	373	366
F&G Global Funding 1.75%, 6/30/2026 (a)	635	565
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	340
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	223
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,637	2,541
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,603
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	335
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,187
MetLife, Inc.
6.50%, 12/15/2032	700	774
4.13%, 8/13/2042	500	426
Metropolitan Life Global Funding I 3.05%, 6/17/2029 (a)	1,500	1,342
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,758

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	2,630
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	339
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	2,730	2,142
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	566
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	545
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,305
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	1,809
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	159
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	1,000	888
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	466
4.27%, 5/15/2047 (a)	800	674
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	768
W R Berkley Corp. 3.55%, 3/30/2052	2,535	1,776
		59,726
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 3.85%, 8/15/2032 (a)	14,675	13,131
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.10%, 5/12/2051	3,845	2,804
3.95%, 4/13/2052	13,195	11,274
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	899
		14,977
IT Services — 0.3%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	5,085	4,183
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	5,125	4,609
Block, Inc.
2.75%, 6/1/2026	2,591	2,316
3.50%, 6/1/2031	4,716	3,827
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,735	3,291
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	1,586
Gartner, Inc.
3.63%, 6/15/2029 (a)	1,735	1,520
3.75%, 10/1/2030 (a)	5,320	4,602
Global Payments, Inc.
2.90%, 5/15/2030	4,500	3,708
2.90%, 11/15/2031	7,520	5,967
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,600	4,293
Visa, Inc.
4.15%, 12/14/2035	1,510	1,452
2.70%, 4/15/2040	1,500	1,169
		42,523
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	5,055	4,398

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Life Sciences Tools & Services — continued
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	1,880	1,608
2.60%, 10/1/2029	2,000	1,778
		7,784
Machinery — 0.1%
Caterpillar, Inc. 3.80%, 8/15/2042	680	593
Daimler Trucks Finance North America LLC (Germany) 3.50%, 4/7/2025 (a)	4,090	3,931
Otis Worldwide Corp. 2.06%, 4/5/2025	2,500	2,342
Parker-Hannifin Corp.
4.25%, 9/15/2027	700	679
6.25%, 5/15/2038	440	462
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,865	2,600
Xylem, Inc. 1.95%, 1/30/2028	1,285	1,111
		11,718
Marine — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,373	2,094
Media — 1.5%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,235
Charter Communications Operating LLC
2.25%, 1/15/2029	2,345	1,919
2.80%, 4/1/2031	4,300	3,402
3.50%, 6/1/2041	3,570	2,413
3.50%, 3/1/2042	5,945	4,028
3.70%, 4/1/2051	3,200	2,044
3.90%, 6/1/2052	1,700	1,129
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,392	7,233
7.75%, 4/15/2028 (a)	2,020	1,505
Comcast Corp.
1.95%, 1/15/2031	4,070	3,318
5.50%, 11/15/2032	6,220	6,520
4.40%, 8/15/2035	3,850	3,637
3.90%, 3/1/2038	12,489	10,911
3.25%, 11/1/2039	10,530	8,320
3.97%, 11/1/2047	1,115	905
4.00%, 3/1/2048	5,140	4,207
4.00%, 11/1/2049	135	110
3.45%, 2/1/2050	4,208	3,131
2.89%, 11/1/2051	2,027	1,352
2.45%, 8/15/2052	6,810	4,127
2.94%, 11/1/2056	11,531	7,474
2.99%, 11/1/2063	1,186	750
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,790	1,709
CSC Holdings LLC
5.25%, 6/1/2024	2,373	2,286
5.50%, 4/15/2027 (a)	6,627	6,072

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.38%, 2/1/2028 (a)	4,127	3,694
6.50%, 2/1/2029 (a)	3,959	3,608
4.50%, 11/15/2031 (a)	2,571	1,959
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	3,550	577
Directv Financing LLC 5.88%, 8/15/2027 (a)	6,332	5,810
Discovery Communications LLC 4.00%, 9/15/2055	2,390	1,532
DISH DBS Corp.
5.00%, 3/15/2023	5,867	5,822
5.88%, 11/15/2024	11,052	10,502
7.75%, 7/1/2026	1,430	1,198
5.25%, 12/1/2026 (a)	6,195	5,318
5.75%, 12/1/2028 (a)	1,835	1,488
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,177	1,661
Gray Television, Inc. 4.75%, 10/15/2030 (a)	2,110	1,561
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,740	3,537
8.38%, 5/1/2027	5,687	5,061
5.25%, 8/15/2027 (a)	4,358	3,881
Lamar Media Corp.
3.75%, 2/15/2028	950	859
4.00%, 2/15/2030	5,400	4,715
News Corp. 3.88%, 5/15/2029 (a)	5,147	4,574
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	8,365	7,888
4.75%, 11/1/2028 (a)	1,410	1,255
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	2,067	2,057
5.00%, 8/15/2027 (a)	3,861	3,518
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,525	3,804
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,245	1,108
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,585	4,283
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,180	2,968
4.00%, 7/15/2028 (a)	6,156	5,441
5.50%, 7/1/2029 (a)	9,692	9,024
4.13%, 7/1/2030 (a)	6,357	5,364
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,180	4,442
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	644
TEGNA, Inc.
4.63%, 3/15/2028	1,905	1,797
5.00%, 9/15/2029	1,525	1,426
Time Warner Cable LLC 7.30%, 7/1/2038	335	343
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	7,024	5,979
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,337
Videotron Ltd. (Canada)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.38%, 6/15/2024 (a)	3,057	3,027
5.13%, 4/15/2027 (a)	4,115	3,934
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,022	846
		228,579
Metals & Mining — 0.6%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	1,750	1,677
6.13%, 5/15/2028 (a)	3,845	3,733
Arconic Corp. 6.13%, 2/15/2028 (a)	7,065	6,634
ATI, Inc. 5.88%, 12/1/2027	5,085	4,739
Carpenter Technology Corp. 6.38%, 7/15/2028	1,600	1,510
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,951	2,958
5.88%, 6/1/2027	2,204	2,086
4.63%, 3/1/2029 (a)	4,374	3,827
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	5,053	4,623
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	17,231	15,739
5.40%, 11/14/2034	2,150	2,007
Glencore Finance Canada Ltd. (Australia)
6.90%, 11/15/2037 (a)	100	105
5.55%, 10/25/2042 (a) (e)	4,045	3,642
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	300	297
3.88%, 10/27/2027 (a)	4,000	3,702
2.50%, 9/1/2030 (a)	875	710
2.85%, 4/27/2031 (a)	9,210	7,585
2.63%, 9/23/2031 (a)	8,892	7,079
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,403
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,345	2,942
Novelis Corp.
3.25%, 11/15/2026 (a)	1,543	1,379
4.75%, 1/30/2030 (a)	4,610	4,099
3.88%, 8/15/2031 (a)	772	633
Nucor Corp. 2.98%, 12/15/2055	1,910	1,191
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,028
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	1,600	1,408
United States Steel Corp. 6.88%, 3/1/2029	2,655	2,590
		91,326
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	5,000	4,451
Series QIB, 4.50%, 9/1/2026 (a)	19,500	17,279
Series QIB, 4.50%, 3/15/2027 (a)	30,000	25,289

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	23,000	22,171
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	21,998
		91,188
Multiline Retail — 0.0% ^
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (j)	2,825	2,628
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,128
Ameren Illinois Co. 3.25%, 3/15/2050	3,950	2,838
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	800	745
6.13%, 4/1/2036	1,349	1,439
2.85%, 5/15/2051	7,740	5,107
4.60%, 5/1/2053 (a)	1,194	1,080
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	395
Series 2017, 3.88%, 6/15/2047	1,275	994
Series E, 4.65%, 12/1/2048	1,700	1,493
4.50%, 5/15/2058	808	678
Consumers Energy Co.
4.35%, 4/15/2049	500	438
4.35%, 8/31/2064	491	403
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	767
7.00%, 6/15/2038	400	435
Series C, 4.90%, 8/1/2041	46	41
Puget Sound Energy, Inc.
5.76%, 7/15/2040	900	895
2.89%, 9/15/2051	1,320	861
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	714
Series XXX, 3.00%, 3/15/2032	5,000	4,311
6.00%, 6/1/2039	500	526
4.50%, 8/15/2040	249	224
Series UUU, 3.32%, 4/15/2050	4,780	3,441
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	5,000	3,289
		33,242
Oil, Gas & Consumable Fuels — 2.5%
AI Candelaria Spain SA (Colombia) 7.50%, 12/15/2028 (i)	1,134	1,058
Aker BP ASA (Norway)
2.00%, 7/15/2026 (a)	1,669	1,469
3.10%, 7/15/2031 (a)	4,400	3,626
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	3,445	3,515
5.75%, 1/15/2028 (a)	2,225	2,103
5.38%, 6/15/2029 (a)	2,910	2,685

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Antero Resources Corp.
7.63%, 2/1/2029 (a)	3,462	3,532
5.38%, 3/1/2030 (a)	2,215	2,075
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	572
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	2,935	3,026
BP Capital Markets America, Inc.
3.02%, 1/16/2027	1,325	1,246
3.94%, 9/21/2028	2,300	2,213
2.72%, 1/12/2032	21,551	18,258
3.06%, 6/17/2041	7,320	5,582
3.00%, 2/24/2050	5,255	3,621
2.77%, 11/10/2050	4,090	2,704
2.94%, 6/4/2051	5,350	3,654
3.00%, 3/17/2052	3,040	2,075
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	11,180	10,635
3.28%, 9/19/2027	2,988	2,826
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	13,870	12,202
Buckeye Partners LP
4.15%, 7/1/2023	2,500	2,463
4.13%, 12/1/2027	4,440	3,925
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	775
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,435	1,442
2.74%, 12/31/2039	2,075	1,637
Cheniere Energy Partners LP
4.50%, 10/1/2029	11,682	10,724
3.25%, 1/31/2032	3,355	2,730
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,339	4,927
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	4,665	4,624
Chevron USA, Inc. 3.25%, 10/15/2029	2,475	2,298
CNX Resources Corp. 7.25%, 3/14/2027 (a)	391	390
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	6,149	6,005
ConocoPhillips Co. 4.03%, 3/15/2062	9,359	7,649
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	2,910	2,746
Crestwood Midstream Partners LP
5.75%, 4/1/2025	3,090	3,012
5.63%, 5/1/2027 (a)	895	842
8.00%, 4/1/2029 (a)	2,366	2,384
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,183	3,686
4.38%, 6/15/2031 (a)	2,680	2,312
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	2,470	2,439
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (i)	2,428	2,346
4.88%, 3/30/2026 (i)	1,895	1,762

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
3.60%, 2/1/2023	1,146	1,142
4.25%, 3/15/2023	2,000	1,994
5.80%, 6/15/2038	5,830	5,406
5.00%, 5/15/2050	5,000	4,121
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	535
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	1,205	1,175
EnLink Midstream Partners LP
4.15%, 6/1/2025	780	744
4.85%, 7/15/2026	1,665	1,590
5.60%, 4/1/2044	1,930	1,602
Enterprise Products Operating LLC
3.70%, 2/15/2026	1,026	992
Series J, 5.75%, 3/1/2035	800	783
6.45%, 9/1/2040	375	400
3.30%, 2/15/2053	2,450	1,681
4.95%, 10/15/2054	330	283
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	1,500	1,218
EQM Midstream Partners LP
4.00%, 8/1/2024	2,237	2,136
6.00%, 7/1/2025 (a)	427	419
4.13%, 12/1/2026	1,210	1,112
6.50%, 7/1/2027 (a)	1,410	1,368
5.50%, 7/15/2028	1,905	1,765
4.50%, 1/15/2029 (a)	4,400	3,867
4.75%, 1/15/2031 (a)	2,340	1,970
Equinor ASA (Norway) 7.15%, 11/15/2025	585	621
Exxon Mobil Corp.
3.00%, 8/16/2039	5,040	3,948
3.10%, 8/16/2049	690	508
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	3,607	2,878
4.32%, 12/30/2039 (a)	1,280	922
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,643	1,310
Genesis Energy LP
6.25%, 5/15/2026	1,082	1,003
8.00%, 1/15/2027	2,328	2,222
7.75%, 2/1/2028	1,314	1,254
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,090	1,059
2.60%, 10/15/2025 (a)	1,852	1,680
3.45%, 10/15/2027 (a)	1,465	1,302
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,079	1,775
Gulfport Energy Corp.
8.00%, 5/17/2026	2,001	1,995
8.00%, 5/17/2026 (a)	2,666	2,657

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (f)	1,320	2
6.00%, 10/15/2024 ‡ (f)	2,737	3
6.38%, 1/15/2026 ‡ (f)	1,018	1
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	5,580	5,485
HF Sinclair Corp.
2.63%, 10/1/2023	2,025	1,984
5.88%, 4/1/2026	3,529	3,551
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	5,905	5,409
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	1,000	978
Kinder Morgan, Inc. 3.25%, 8/1/2050	5,690	3,772
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,213	3,019
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (i)	1,090	1,068
6.50%, 6/30/2027 (i)	1,182	1,152
6.75%, 6/30/2030 (i)	680	640
MPLX LP 5.20%, 3/1/2047	323	279
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,173	1,963
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	615	503
7.77%, 12/15/2037 (a)	615	644
NuStar Logistics LP
5.75%, 10/1/2025	2,071	2,014
6.00%, 6/1/2026	1,338	1,297
5.63%, 4/28/2027	4,109	3,864
6.38%, 10/1/2030	666	619
Occidental Petroleum Corp.
8.50%, 7/15/2027	3,301	3,598
6.38%, 9/1/2028	1,488	1,519
8.88%, 7/15/2030	2,737	3,137
6.63%, 9/1/2030	4,693	4,896
6.13%, 1/1/2031	1,563	1,586
7.88%, 9/15/2031	2,600	2,847
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,459
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,083
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	3,394
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,457
5.35%, 2/12/2028	3,250	2,701
5.95%, 1/28/2031	3,500	2,617
Phillips 66 4.65%, 11/15/2034	1,000	947
Pioneer Natural Resources Co. 1.13%, 1/15/2026	2,000	1,785
Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,475
Range Resources Corp.
5.00%, 3/15/2023	950	945
4.88%, 5/15/2025	1,578	1,529
8.25%, 1/15/2029	1,305	1,362

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.75%, 2/15/2030 (a)	850	763
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,000	3,008
4.20%, 3/15/2028	3,435	3,243
4.50%, 5/15/2030	22,815	21,557
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	192
1.63%, 11/24/2025 (a)	224	204
SM Energy Co.
5.63%, 6/1/2025	1,500	1,459
6.75%, 9/15/2026	3,275	3,210
6.63%, 1/15/2027	1,293	1,267
Southwestern Energy Co.
5.70%, 1/23/2025 (e)	202	200
7.75%, 10/1/2027	1,075	1,106
5.38%, 2/1/2029	3,640	3,436
5.38%, 3/15/2030	3,026	2,845
4.75%, 2/1/2032	591	517
Sunoco LP
6.00%, 4/15/2027	1,535	1,513
4.50%, 5/15/2029	3,787	3,279
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	2,045	2,071
5.50%, 1/15/2028 (a)	4,965	4,506
6.00%, 12/31/2030 (a)	1,640	1,484
Targa Resources Partners LP
6.50%, 7/15/2027	1,730	1,739
5.50%, 3/1/2030	1,576	1,507
4.00%, 1/15/2032	1,050	901
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	1,468	1,362
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	341
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	5,148	3,971
3.13%, 5/29/2050	6,746	4,874
Valero Energy Corp. 2.15%, 9/15/2027	900	795
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	4,875	4,211
Western Midstream Operating LP
4.50%, 3/1/2028	1,370	1,271
4.30%, 2/1/2030 (e)	3,345	2,981
Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,250	3,005
		383,634
Personal Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	5,085	4,791
4.13%, 4/1/2029 (a)	2,115	1,837
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,310

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Products — continued
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2027	2,616	2,442
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,548	1,220
		11,600
Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	3,018
8.50%, 1/31/2027 (a)	8,864	4,256
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,534	5,520
5.75%, 8/15/2027 (a)	6,090	3,957
5.00%, 1/30/2028 (a)	2,785	1,140
4.88%, 6/1/2028 (a)	11,808	7,234
5.00%, 2/15/2029 (a)	2,865	1,207
5.25%, 1/30/2030 (a)	1,188	495
5.25%, 2/15/2031 (a)	1,251	523
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,998	5,446
2.35%, 11/13/2040	4,000	2,823
2.55%, 11/13/2050	4,065	2,671
3.70%, 3/15/2052	8,080	6,562
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,179	4,700
Merck & Co., Inc. 2.75%, 12/10/2051	9,565	6,619
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,515
5.13%, 4/30/2031 (a)	5,735	5,089
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (e)	4,135	3,112
Pfizer, Inc.
3.45%, 3/15/2029	495	469
2.63%, 4/1/2030	2,000	1,774
4.10%, 9/15/2038	3,000	2,774
3.90%, 3/15/2039	2,960	2,653
4.30%, 6/15/2043	4,000	3,710
Pharmacia LLC 6.60%, 12/1/2028 (e)	745	823
Roche Holdings, Inc. 2.08%, 12/13/2031 (a)	16,095	13,292
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	471
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	2,801
3.03%, 7/9/2040	1,600	1,196
3.18%, 7/9/2050	750	525
Zoetis, Inc.
2.00%, 5/15/2030	2,000	1,648
5.60%, 11/16/2032	8,909	9,337
		109,360
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	3,084	2,503

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
5.00%, 3/1/2031	1,300	1,025
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,471
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	558
		6,557
Road & Rail — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	3,074	2,843
5.38%, 3/1/2029 (a)	2,010	1,770
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	110
6.15%, 5/1/2037	750	831
4.38%, 9/1/2042	2,510	2,291
3.55%, 2/15/2050	1,929	1,525
CSX Corp. 3.25%, 6/1/2027	1,283	1,210
ERAC USA Finance LLC
2.70%, 11/1/2023 (a)	470	459
7.00%, 10/15/2037 (a)	291	317
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	1,000	830
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,735	5,843
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	453
Norfolk Southern Corp.
2.90%, 2/15/2023	462	460
4.05%, 8/15/2052	1,000	826
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	1,767	1,750
1.20%, 11/15/2025 (a)	2,165	1,904
SMBC Aviation Capital Finance DAC (Ireland) 4.13%, 7/15/2023 (a)	1,100	1,087
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	3,000	2,764
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,710	2,726
4.50%, 8/15/2029 (a)	2,300	2,002
		32,001
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	3,195	2,936
Analog Devices, Inc. 2.95%, 10/1/2051	5,895	4,198
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	3,230	3,017
Entegris, Inc.
4.38%, 4/15/2028 (a)	1,175	1,038
3.63%, 5/1/2029 (a)	1,680	1,394
Intel Corp.
3.25%, 11/15/2049	1,700	1,193
3.10%, 2/15/2060	700	449
KLA Corp. 3.30%, 3/1/2050	783	587
Marvell Technology, Inc. 2.95%, 4/15/2031	2,080	1,700
Microchip Technology, Inc. 0.97%, 2/15/2024	2,090	1,978
NXP BV (China) 3.25%, 5/11/2041	3,795	2,684

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,872	6,093
QUALCOMM, Inc.
4.25%, 5/20/2032	1,335	1,295
4.50%, 5/20/2052	1,730	1,535
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	935
2.25%, 9/4/2029	1,800	1,560
3.88%, 3/15/2039	1,620	1,448
4.15%, 5/15/2048	300	266
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	7,170	5,904
		40,210
Software — 0.4%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,369	4,826
Microsoft Corp.
3.50%, 2/12/2035	1,500	1,394
3.45%, 8/8/2036	953	868
2.92%, 3/17/2052	2,029	1,505
NCR Corp.
5.75%, 9/1/2027 (a)	2,000	1,945
5.00%, 10/1/2028 (a)	763	664
5.13%, 4/15/2029 (a)	3,534	3,040
6.13%, 9/1/2029 (a)	7,075	6,863
Oracle Corp.
2.50%, 4/1/2025	2,750	2,601
2.30%, 3/25/2028	5,945	5,151
4.30%, 7/8/2034	567	502
3.90%, 5/15/2035	1,545	1,292
3.85%, 7/15/2036	1,756	1,434
3.80%, 11/15/2037	7,875	6,237
3.65%, 3/25/2041	3,450	2,564
4.13%, 5/15/2045	5,300	4,047
3.95%, 3/25/2051	1,460	1,068
Roper Technologies, Inc. 1.75%, 2/15/2031	1,200	931
Salesforce, Inc. 3.70%, 4/11/2028	1,100	1,063
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,140	3,001
VMware, Inc. 4.65%, 5/15/2027	3,130	3,053
Workday, Inc. 3.70%, 4/1/2029	5,649	5,202
		59,251
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,700	3,347
4.75%, 3/1/2030	1,235	1,056
Bath & Body Works, Inc.
5.25%, 2/1/2028	769	708
7.50%, 6/15/2029	7,039	7,062
6.88%, 11/1/2035	1,805	1,633

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
6.75%, 7/1/2036	2,235	1,963
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	2,970	2,282
3.88%, 10/1/2031 (a)	2,714	2,049
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,555	3,864
Home Depot, Inc. (The)
4.95%, 9/15/2052	1,992	1,971
3.50%, 9/15/2056	5,200	3,926
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	405	375
3.88%, 6/1/2029 (a)	3,095	2,597
4.38%, 1/15/2031 (a)	1,660	1,404
Lowe's Cos., Inc.
3.75%, 4/1/2032	4,680	4,263
5.63%, 4/15/2053	7,610	7,613
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	185	176
1.75%, 3/15/2031	1,145	889
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,210	4,384
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,827	8,978
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	3,040	2,508
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	3,120	2,788
Staples, Inc.
7.50%, 4/15/2026 (a)	6,410	5,719
10.75%, 4/15/2027 (a)	5,981	4,373
		75,928
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.20%, 9/11/2029	9,125	7,978
3.45%, 2/9/2045	2,831	2,339
3.75%, 9/12/2047	6,500	5,549
3.75%, 11/13/2047	1,000	860
3.95%, 8/8/2052	4,845	4,237
2.85%, 8/5/2061	10,955	7,440
Dell International LLC 4.90%, 10/1/2026	1,630	1,612
Seagate HDD Cayman
4.09%, 6/1/2029	3,300	2,731
3.13%, 7/15/2029	2,205	1,711
4.13%, 1/15/2031	4,795	3,749
		38,206
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	1,736
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,880	3,721
		5,457

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
5.15%, 7/21/2024 (a)	12,810	12,561
2.38%, 1/14/2025 (a)	2,260	2,096
1.00%, 1/20/2026 (a)	2,760	2,424
3.38%, 12/2/2026	250	231
3.50%, 10/23/2027 (a)	1,100	976
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	2,015	1,502
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	7,910	5,778
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	3,475	3,159
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	488
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,715	1,463
3.63%, 3/1/2029 (a)	2,936	2,364
3.88%, 3/1/2031 (a)	2,441	1,888
4.00%, 10/15/2033 (a)	582	428
		35,358
Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	4,000	3,032
3.40%, 2/4/2041	9,825	6,687
3.88%, 9/16/2046	5,585	3,804
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	7,332	6,688
2.26%, 3/25/2028	275	230
4.39%, 8/15/2037	28,229	22,236
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	11,900	11,903
Philip Morris International, Inc.
4.38%, 11/15/2041	23,668	19,294
4.13%, 3/4/2043	5,000	3,899
		77,773
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	1,000	931
3.25%, 3/1/2025	242	229
3.38%, 7/1/2025	3,860	3,643
2.88%, 1/15/2026	2,617	2,411
1.88%, 8/15/2026	2,345	2,050
5.85%, 12/15/2027	1,825	1,813
3.25%, 10/1/2029	1,020	864
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	562	550
4.13%, 8/1/2025 (a)	1,950	1,810
4.88%, 10/1/2025 (a)	4,200	3,968
1.95%, 1/30/2026 (a)	5,480	4,780
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (a)	370	355
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,870	4,603

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Imola Merger Corp. 4.75%, 5/15/2029 (a)	8,116	7,244
United Rentals North America, Inc.
4.88%, 1/15/2028	5,474	5,250
4.00%, 7/15/2030	6,000	5,205
3.88%, 2/15/2031	1,308	1,125
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	6,595	6,677
7.25%, 6/15/2028 (a)	2,300	2,330
WW Grainger, Inc. 4.60%, 6/15/2045	520	484
		56,322
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,228
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	635	509
		1,737
Water Utilities — 0.0% ^
American Water Capital Corp.
3.85%, 3/1/2024	680	671
3.45%, 6/1/2029	620	568
		1,239
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
5.38%, 4/4/2032 (a)	2,279	2,094
4.38%, 4/22/2049	439	376
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	2,450	1,897
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,628	4,302
Sprint LLC 7.63%, 3/1/2026	9,902	10,414
T-Mobile USA, Inc.
4.75%, 2/1/2028	5,290	5,142
3.38%, 4/15/2029	15,230	13,457
		37,682
Total Corporate Bonds (Cost $5,416,519)		4,709,971
U.S. Treasury Obligations — 19.1%
U.S. Treasury Bonds
4.50%, 8/15/2039	41,354	44,890
1.13%, 5/15/2040	99,128	63,434
4.38%, 5/15/2040	511	544
1.13%, 8/15/2040	112,399	71,387
1.38%, 11/15/2040	83,892	55,634
4.75%, 2/15/2041	86,045	95,826
2.25%, 5/15/2041	112,251	86,254
4.38%, 5/15/2041	48,988	52,001
2.75%, 8/15/2042	9,000	7,413
2.75%, 11/15/2042	90,244	74,109
3.63%, 8/15/2043	12,177	11,477

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.75%, 11/15/2043	65,822	63,163
2.50%, 2/15/2045	68,997	53,195
3.00%, 5/15/2045	11,709	9,864
2.88%, 8/15/2045	62,859	51,753
3.38%, 11/15/2048	56,000	50,813
2.38%, 11/15/2049	196,111	146,578
2.00%, 2/15/2050	92,276	63,032
1.88%, 2/15/2051	31,143	20,535
2.38%, 5/15/2051	224,666	167,078
2.25%, 2/15/2052	245,558	177,329
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,033
U.S. Treasury Notes
2.00%, 8/15/2025 (k)	11,953	11,299
1.63%, 5/15/2026	10,909	10,069
1.13%, 10/31/2026 (l)	227,398	204,196
0.50%, 5/31/2027	69,302	59,711
0.50%, 8/31/2027	188,890	161,545
3.13%, 8/31/2027	45,585	44,193
1.25%, 3/31/2028	4,705	4,125
1.25%, 4/30/2028	7,460	6,528
1.25%, 9/30/2028	292,742	253,817
3.13%, 8/31/2029	44,990	43,277
1.38%, 11/15/2031	187,240	154,861
1.88%, 2/15/2032	105,839	91,137
2.75%, 8/15/2032	207,598	192,288
U.S. Treasury STRIPS Bonds
3.19%, 2/15/2023 (m)	225	223
2.20%, 8/15/2023 (m)	15	15
2.56%, 5/15/2032 (m)	98,914	68,925
1.76%, 8/15/2032 (m)	26,503	18,265
2.13%, 5/15/2033 (m)	151,898	101,620
4.70%, 11/15/2033 (m)	31,069	20,332
1.05%, 8/15/2039 (m)	36,140	19,460
3.00%, 8/15/2040 (m)	38,198	18,686
2.94%, 8/15/2041 (m)	133,282	62,274
3.75%, 2/15/2042 (m)	10,721	4,856
3.48%, 5/15/2042 (m)	19,049	8,499
3.61%, 11/15/2042 (m)	7,855	3,417
2.31%, 11/15/2043 (m)	25,730	10,802
Total U.S. Treasury Obligations (Cost $3,524,315)		2,942,762
Asset-Backed Securities — 16.5%
ACC, 0.25%, 12/15/2022 ‡	20,622	20,509
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	9,100	8,887
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,374	9,866
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	7,477

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	1,660	1,605
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 ‡ (a)	6,238	5,457
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 5.34%, 12/18/2037 ‡ (a) (g)	1,570	1,509
Series 2021-FL4, Class C, 5.69%, 12/18/2037 ‡ (a) (g)	9,000	8,643
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,502	3,172
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	2,434	2,215
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,790	2,518
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	782	681
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,486	6,418
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	956	769
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	2,076	1,684
Series 2016-2, Class AA, 3.20%, 6/15/2028	742	652
Series 2016-3, Class AA, 3.00%, 10/15/2028	978	863
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	595	591
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	10,147
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	4,845
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,745	17,505
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,212
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,151
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	18,143
American Tower Trust #1, 3.07%, 3/15/2023 (a)	3,135	3,108
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000	27,418
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡ (a)	6,000	5,568
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 ‡ (a)	5,500	4,905
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	16,035	14,698
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	19,747	17,777
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡ (a)	12,179	10,873
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (a)	23,000	20,048
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	20,000	17,331
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,110
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 ‡ (a)	13,000	10,903
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 ‡ (a)	6,115	5,123
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	19,690	17,138
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	7,875	7,008
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	7,875	7,141
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 ‡ (a)	12,750	11,376
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	1,202	1,183
Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000	17,704
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250	3,706
Series 2020-AA, Class D, 7.15%, 7/17/2046 ‡ (a)	3,840	3,350

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
AREIT Trust
Series 2021-CRE5, Class C, 6.16%, 11/17/2038 ‡ (a) (g)	5,000	4,724
Series 2021-CRE5, Class D, 6.56%, 11/17/2038 ‡ (a) (g)	9,000	8,464
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	—
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.60%, 6/25/2043 ‡ (g)	129	113
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,007	977
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,179	1,015
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	586	530
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,751	1,464
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	510	436
Business Jet Securities LLC
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	8,462	7,506
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	4,861	4,560
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	8,233	7,166
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	6,169	5,367
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	22,486	20,885
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	1,545	1,469
Camden, 8.50%, 9/15/2031 ‡	7,660	7,277
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,106	9,029
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	20,418	20,139
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	18,673	18,520
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	12,000	11,532
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,744	5,059
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,715	3,908
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960	7,771
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990	8,083
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	2,118	2,113
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	9,580
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	4,683
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,462
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (g)	17,000	15,118
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	18	17
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	18,000	17,190
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	18,000	17,280
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,512
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 7.99%, 3/24/2023 (a) (g)	10,334	10,355
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.90%, 6/25/2040 ‡ (a) (g)	2,031	106
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	2,275	2,148
Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (g)	8,345	7,774
CPS Auto Receivables Trust Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	84	84
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,401

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	21,363
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,723
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,573	7,622
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	10,000	9,713
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,805	2,685
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.79%, 3/25/2034 ‡ (g)	26	25
Series 2004-1, Class M2, 4.87%, 3/25/2034 ‡ (g)	21	21
Series 2004-1, Class 3A, 4.60%, 4/25/2034 ‡ (g)	297	263
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.94%, 10/25/2034 (g)	194	187
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	19,300	16,645
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,045
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,958	2,716
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	434	423
Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡ (a)	5,363	4,930
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	40,626	37,376
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	25,411	24,743
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	9,708	9,531
DT Auto Owner Trust
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	11,708	11,636
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,465
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	4,462	4,410
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	6,597
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,232
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	5,901	5,063
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	2,115	2,029
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	5,177	4,954
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	1,627	1,489
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	2,780	2,452
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	3,284	3,278
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	7,660	7,622
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	2,933	2,916
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	6,995
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,466
Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	8,594
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	13,720
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	8,397
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	30,447
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	33,545
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	10,985
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,810	3,416
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 ‡ (a)	21,830	18,946

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 ‡ (a)	19,500	16,823
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 ‡ (a)	10,000	8,154
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	10,267	8,429
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 ‡ (a)	17,022	13,998
Flagship Credit Auto Trust
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	3,734	3,710
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,205
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,643
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	3,500	3,278
FMC GMSR Issuer Trust
3.65%, 2/25/2024 (a) (g)	52,515	50,231
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (g)	15,000	13,084
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (g)	8,000	6,066
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡ (a) (g)	22,603	16,746
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	10,000	8,829
Series 2022-GT1, Class B, 7.17%, 4/25/2027 ‡ (a)	23,100	20,241
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,750	11,636
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	23,000	20,603
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,031	93,059
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,610
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	4,436
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	838
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	767
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (g)	15,960	15,662
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 ‡ (a)	4,400	3,618
FTF, 8.00%, 8/15/2024 ‡	13,500	11,475
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (g)	183	168
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	21,175	19,404
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	12,523
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	5,510	5,057
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (g)	4,707	4,331
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	805	746
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	595	542
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	5,406	4,857
Harvest SBA Loan Trust Series 2021-1, Class A, 5.36%, 4/25/2048 (a) (g)	3,558	3,490
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	2,457	2,238
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	2,024	1,868
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	1,275	1,218
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	2,732	2,475
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	1,467	1,395
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	641	597
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	2,172	2,057

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	2,312	2,151
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 7.09%, 4/20/2037 ‡ (a) (g)	10,972	10,348
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 ‡ (a)	5,278	5,024
Series 2022-2A, Class D, 8.73%, 1/25/2037 ‡ (a)	5,744	5,551
Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	4,379	4,299
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 ‡ (a)	15,849	14,949
Series 2022-A, Class E, 8.00%, 5/15/2041 ‡ (a)	2,525	2,329
Home Partners of America Trust
Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,319	7,720
Series 2021-3, Class E2, 3.35%, 1/17/2041 ‡ (a)	13,796	11,315
HPA, Inc. (Australia), 3.95%, 4/15/2026 ‡	31,000	30,070
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 (a)	19,105	18,971
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.95%, 9/25/2037 ‡ (a) (g)	3,790	86
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 ‡ (a) (g)	2,799	41
Series 2013-2, Class A, IO, 1.75%, 3/25/2039 ‡ (a) (g)	2,897	102
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	12,684	11,951
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (a)	10,000	9,133
Series 2022-B, Class C, 8.45%, 10/15/2029 ‡ (a)	9,627	9,020
LendingPoint Asset Securitization Trust
Series 2021-1, Class B, 2.85%, 4/15/2027 ‡ (a)	2,215	2,211
Series 2020-REV1, Class C, 7.70%, 10/15/2028 ‡ (a)	6,417	6,218
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	6,678
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 8.13%, 12/15/2026 (a) (g)	7,689	7,689
Series 2020-VFN1, Class A2B1, 8.13%, 12/15/2026 (a) (g)	2,688	2,683
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	4,200	3,156
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.33%, 6/15/2039 ‡ (a) (b) (g)	14,237	13,196
Series 2021-FL1, Class E, 6.83%, 6/15/2039 ‡ (a) (b) (g)	12,500	11,457
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 ‡ (a)	4,890	4,605
LP LMS Asset Securitization Trust
Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	1,591	1,584
6.17%, 10/15/2028	7,398	7,085
8.35%, 10/15/2028 ‡	10,463	9,731
Series 2021-2A, Class C, 3.85%, 1/15/2029 ‡ (a)	14,000	12,704
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	8,500	7,520
Series 2021-AA, Class E, 5.40%, 3/20/2036 ‡ (a)	6,000	4,820
Series 2021-BA, Class E, 4.68%, 11/20/2036 ‡ (a)	6,150	4,622
Series 2022-AA, Class D, 9.10%, 10/20/2037 ‡ (a)	11,552	11,540
Mercury Financial Credit Card Master Trust Series 2021-1A, Class C, 4.21%, 3/20/2026 (a)	10,000	9,052
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	53	52
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	1,258	1,231

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	844	813
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,024	988
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	409	398
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.29%, 3/25/2033 ‡ (g)	176	168
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	4,745	4,465
Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	2,003	1,857
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.83%, 11/25/2033 ‡ (e)	228	213
Series 2005-1, Class M1, 4.72%, 3/25/2035 ‡ (g)	121	120
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	7,921	7,209
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	20,190	17,779
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	9,331	8,535
Octane Receivables Trust
Series 2019-1A, Class D, 5.96%, 5/20/2027 ‡ (a)	7,979	7,849
Series 2020-1A, Class D, 5.45%, 3/20/2028 ‡ (a)	6,217	5,883
Series 2022-1A, Class E, 7.33%, 12/20/2029 ‡ (a)	2,000	1,895
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	374	363
Series 2018, Class A, 4.16%, 2/9/2030	1,380	1,353
Series 2018, Class B, 4.61%, 2/9/2030 ‡	431	422
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	5,620	5,441
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 ‡ (a)	6,750	6,587
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	6,800	6,621
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (a)	6,320	5,433
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	8,461	7,063
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	12,000	11,545
Series 2022-A, Class C, 7.40%, 6/9/2031 ‡ (a)	5,500	4,980
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	1,585	1,518
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	3,902	3,601
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	33,950
Pendoor Proper0.00%, 2/15/2026 ‡ (a)	31,800	30,290
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 5.55%, 4/14/2038 ‡ (a) (g)	8,415	7,791
Series 2021-7, Class D, 6.30%, 4/14/2038 ‡ (a) (g)	14,539	13,243
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (e)	16,793	15,521
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (a) (e)	20,780	18,764
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (e)	15,500	12,729
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	10,599	9,509
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡ (a)	9,630	8,138
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 ‡ (a)	12,000	10,057
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 ‡	22,000	18,854

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	10,000	8,748
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡ (a)	7,000	6,209
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	7,664
Series 2020-SFR2, Class GREG, PO, , 6/17/2037 (a)	19,442	16,033
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	11,208
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	8,342
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	8,957
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡ (a)	15,150	12,658
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	24,695	20,359
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	20,110	17,558
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 ‡ (a)	11,485	10,190
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,957	10,171
RCO VII Mortgage LLC Series 2021-2, Class A2, 3.84%, 9/25/2026 ‡ (a) (e)	5,400	4,810
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,100	1,720
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,028	930
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	984	912
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	11,243	10,074
Santander Drive Auto Receivables Trust Series 2019-2, Class D, 3.22%, 7/15/2025	16,038	15,917
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	30,720
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	9,933
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	6,794
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	9,917
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	2,687
Series 2022-1A, Class E, 5.26%, 7/20/2032 ‡ (a)	3,646	3,121
Series 2022-1A, Class F, 6.00%, 7/20/2032 ‡ (a)	7,056	5,956
Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	40,000	36,423
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	9,047
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	8,491
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.91%, 1/25/2036 ‡ (e)	139	107
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	2,021	1,935
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	1,731	1,626
Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	4,151	3,763
Series 2021-2A, Class D, 3.23%, 9/20/2038 ‡ (a)	2,172	1,963
Series 2022-1A, Class D, 6.00%, 10/20/2038 ‡ (a)	13,172	12,407
Series 2022-3A, Class D, 10.52%, 7/20/2039 ‡ (a)	9,970	10,047
Series 2022-2A, Class D, 9.22%, 6/20/2040 ‡ (a)	5,992	5,839
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	6,767	6,689
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 4.12%, 6/25/2037 ‡ (g)	790	536
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	623	539
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	18,528	18,195
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	202	202
Tricolor Auto Securitization Trust
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	14,234
Series 2020-1A, Class C, 8.25%, 11/15/2026 (a)	20,644	20,808

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,039
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	6,264
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	106	102
Series 2013-1, Class A, 4.30%, 8/15/2025	422	394
Series 2016-2, Class B, 3.65%, 10/7/2025	1,144	1,004
Series 2014-1, Class A, 4.00%, 4/11/2026	2,203	2,043
Series 2014-2, Class A, 3.75%, 9/3/2026	365	336
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,001	890
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,324	1,136
Series 2016-2, Class A, 3.10%, 10/7/2028	739	579
Series 2018-1, Class AA, 3.50%, 3/1/2030	14,560	12,473
Series 2018-1, Class A, 3.70%, 3/1/2030	1,036	833
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,299	1,167
Series 2019-1, Class A, 4.55%, 8/25/2031	1,548	1,306
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,646	1,337
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	9,601
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 (a)	16,000	14,809
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	1,550	1,543
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	3,971
Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	2,750	2,749
VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	4,094	3,656
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,556
vMobo, Inc., 9.46%, 7/18/2027 ‡	56,337	54,083
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	19,986	17,687
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	13,861	12,234
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (e)	7,180	6,686
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	29,202	25,985
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	16,351	14,583
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	2,660	2,544
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	7,104	7,005
Total Asset-Backed Securities (Cost $2,743,954)		2,536,449
Mortgage-Backed Securities — 12.8%
FHLMC
Pool # 1G1861, ARM, 2.54%, 3/1/2036 (g)	22	22
Pool # 1J1380, ARM, 3.50%, 3/1/2036 (g)	14	14
Pool # 1J1393, ARM, 3.82%, 10/1/2036 (g)	24	24
Pool # 1Q0476, ARM, 3.99%, 10/1/2037 (g)	60	59
FHLMC Gold Pools, 15 Year
Pool # G13385, 5.50%, 11/1/2023	1	1
Pool # G13603, 5.50%, 2/1/2024	—	—
Pool # G13805, 5.50%, 12/1/2024	1	1
Pool # G14252, 5.50%, 12/1/2024	1	1
Pool # J14494, 4.00%, 2/1/2026	199	200
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	29	29

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G30591, 6.00%, 2/1/2028	200	205
Pool # D98914, 4.00%, 1/1/2032	1,787	1,773
Pool # G31099, 4.00%, 1/1/2038	7,705	7,575
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	4	4
Pool # C80161, 7.50%, 6/1/2024	—	—
Pool # G00271, 7.00%, 9/1/2024	2	2
Pool # C80245, 7.50%, 10/1/2024	1	1
Pool # G00278, 7.00%, 11/1/2024	2	2
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # D81734, 7.00%, 8/1/2027	9	9
Pool # G00747, 8.00%, 8/1/2027	14	14
Pool # D86005, 7.00%, 2/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	26	27
Pool # C21930, 6.00%, 2/1/2029	5	5
Pool # C00785, 6.50%, 6/1/2029	7	7
Pool # A27201, 6.50%, 3/1/2032	42	43
Pool # A13067, 4.00%, 9/1/2033	19	18
Pool # G60154, 5.00%, 2/1/2034	7,224	7,456
Pool # G60214, 5.00%, 7/1/2035	6,927	7,151
Pool # C02641, 7.00%, 10/1/2036	21	22
Pool # C02660, 6.50%, 11/1/2036	40	43
Pool # G06172, 5.50%, 12/1/2038	749	787
Pool # G06576, 5.00%, 9/1/2040	3,264	3,342
Pool # A96733, 4.50%, 2/1/2041	6,157	6,179
Pool # G06493, 4.50%, 5/1/2041	277	278
Pool # G61864, 5.50%, 6/1/2041	3,033	3,187
Pool # Q05956, 4.50%, 2/1/2042	812	810
Pool # Q11285, 3.50%, 9/1/2042	2,541	2,398
Pool # Q12174, 3.50%, 10/1/2042	2,940	2,776
Pool # G07239, 3.00%, 12/1/2042	2,792	2,565
Pool # Q13796, 3.50%, 12/1/2042	4,012	3,786
Pool # Q15767, 3.00%, 2/1/2043	2,267	2,083
Pool # Q33869, 4.00%, 6/1/2045	1,939	1,896
Pool # G61462, 4.00%, 7/1/2045	10,430	10,193
Pool # Q37784, 3.50%, 12/1/2045	1,839	1,723
Pool # Q39092, 4.00%, 2/1/2046	2,755	2,689
Pool # Q39412, 3.50%, 3/1/2046	831	780
Pool # Q40797, 3.50%, 5/1/2046	3,371	3,156
Pool # Q40922, 3.50%, 6/1/2046	1,061	994
Pool # Q41602, 3.50%, 7/1/2046	618	579
Pool # Q42079, 3.50%, 7/1/2046	576	539
Pool # Q42657, 3.50%, 8/1/2046	4,986	4,669
Pool # Q42656, 4.00%, 8/1/2046	471	458
Pool # Q43241, 3.50%, 9/1/2046	4,258	3,986
Pool # Q43237, 4.00%, 9/1/2046	912	886
Pool # G61565, 4.50%, 4/1/2048	15,241	15,155
Pool # Z40179, 4.00%, 7/1/2048	6,031	5,809

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	100	103
Pool # U89009, 3.50%, 9/1/2032	319	306
Pool # WN1179, 3.85%, 9/1/2032	17,400	16,811
Pool # U80074, 3.50%, 10/1/2032	1,079	1,036
Pool # WN1167, 4.17%, 10/1/2034	20,000	19,301
Pool # G20028, 7.50%, 12/1/2036	132	136
Pool # U90690, 3.50%, 6/1/2042	1,043	983
Pool # U90975, 4.00%, 6/1/2042	250	241
Pool # U90230, 4.50%, 9/1/2042	919	914
Pool # U90281, 4.00%, 10/1/2042	627	611
Pool # U92021, 5.00%, 9/1/2043	874	883
Pool # U99076, 4.50%, 12/1/2043	2,522	2,525
Pool # U99084, 4.50%, 2/1/2044	1,867	1,870
Pool # U92996, 3.50%, 6/1/2045	198	185
Pool # U93026, 3.50%, 7/1/2045	517	487
Pool # U99134, 4.00%, 1/1/2046	2,790	2,692
Pool # U93155, 3.50%, 5/1/2046	572	536
Pool # U93158, 3.50%, 6/1/2046	331	310
Pool # U93167, 3.50%, 7/1/2046	571	534
Pool # U93172, 3.50%, 7/1/2046	1,035	970
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	8,604	8,264
Pool # RA6459, 2.50%, 12/1/2051	14,574	12,505
Pool # RA7192, 3.50%, 4/1/2052	24,607	22,534
FNMA
Pool # 766610, ARM, 3.36%, 1/1/2034 (g)	21	20
Pool # 823660, ARM, 3.16%, 5/1/2035 (g)	57	56
Pool # 910181, ARM, 2.45%, 3/1/2037 (g)	21	21
Pool # 888304, ARM, 1.82%, 4/1/2037 (g)	1	1
Pool # 888750, ARM, 2.55%, 4/1/2037 (g)	26	26
Pool # 948208, ARM, 3.57%, 7/1/2037 (g)	20	21
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	46	46
Pool # CA4723, 3.50%, 11/1/2034	5,885	5,692
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	106	104
Pool # BM3254, 4.00%, 1/1/2038	6,048	5,955
Pool # BM3566, 4.00%, 2/1/2038	6,444	6,329
Pool # CA1234, 4.00%, 2/1/2038	2,258	2,217
Pool # CA1238, 4.00%, 2/1/2038	2,380	2,343
Pool # FS0795, 3.00%, 1/1/2042	14,156	12,872
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	—
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 313692, 8.50%, 12/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 251569, 7.00%, 3/1/2028	1	—
Pool # 420165, 6.50%, 4/1/2028	19	19
Pool # 455598, 5.50%, 12/1/2028	6	6
Pool # 517656, 5.50%, 7/1/2029	3	3
Pool # 252570, 6.50%, 7/1/2029	8	9
Pool # 517679, 6.50%, 7/1/2029	28	29
Pool # 323866, 6.50%, 8/1/2029	7	8
Pool # 995656, 7.00%, 6/1/2033	89	94
Pool # AL6168, 5.00%, 9/1/2033	3,392	3,498
Pool # 725229, 6.00%, 3/1/2034	569	593
Pool # AA0918, 5.50%, 9/1/2034	107	112
Pool # 735503, 6.00%, 4/1/2035	56	58
Pool # 745948, 6.50%, 10/1/2036	8	8
Pool # AL0379, 8.00%, 12/1/2036	621	662
Pool # 995149, 6.50%, 10/1/2038	25	27
Pool # 995504, 7.50%, 11/1/2038	35	37
Pool # AC3237, 5.00%, 10/1/2039	315	322
Pool # AC4467, 4.50%, 12/1/2039	640	641
Pool # AE1526, 4.50%, 9/1/2040	880	882
Pool # AE3095, 4.50%, 9/1/2040	653	655
Pool # AE0681, 4.50%, 12/1/2040	2,489	2,495
Pool # AL0038, 5.00%, 2/1/2041	2,580	2,638
Pool # AX5292, 5.00%, 1/1/2042	11,863	12,146
Pool # BM1065, 5.50%, 2/1/2042	4,502	4,727
Pool # AL2059, 4.00%, 6/1/2042	9,110	8,992
Pool # AB7575, 3.00%, 1/1/2043	1,943	1,783
Pool # AR6380, 3.00%, 2/1/2043	2,719	2,495
Pool # 890564, 3.00%, 6/1/2043	3,564	3,271
Pool # AT5907, 4.00%, 6/1/2043	5,391	5,299
Pool # AS0214, 3.50%, 8/1/2043	6,011	5,665
Pool # AL6848, 5.00%, 6/1/2044	964	986
Pool # BA2343, 4.00%, 9/1/2045	2,298	2,237
Pool # BA1210, 3.50%, 5/1/2046	786	735
Pool # BA7485, 3.50%, 6/1/2046	564	527
Pool # BC2969, 3.50%, 6/1/2046	448	419
Pool # BD1371, 3.50%, 6/1/2046	431	403
Pool # BA7492, 4.00%, 6/1/2046	641	625
Pool # BC9368, 4.00%, 6/1/2046	2,703	2,627
Pool # BD1372, 4.00%, 6/1/2046	1,174	1,140
Pool # BD2956, 3.50%, 7/1/2046	4,846	4,531
Pool # BD5456, 3.50%, 8/1/2046	1,735	1,622
Pool # BM1169, 4.00%, 9/1/2046	9,403	9,280
Pool # BE0280, 3.50%, 10/1/2046	1,564	1,463
Pool # AS8335, 4.50%, 11/1/2046	4,695	4,667
Pool # BM1906, 4.00%, 5/1/2047	6,039	5,961
Pool # AS9811, 5.00%, 6/1/2047	1,840	1,862
Pool # BH7565, 4.00%, 8/1/2047	9,700	9,380
Pool # BM3500, 4.00%, 9/1/2047	4,581	4,506

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA0346, 4.50%, 9/1/2047	6,505	6,457
Pool # BH6687, 4.00%, 11/1/2047	1,063	1,022
Pool # BM3044, 4.00%, 11/1/2047	3,789	3,669
Pool # BE8347, 4.00%, 12/1/2047	721	693
Pool # BJ5254, 4.00%, 12/1/2047	4,200	4,047
Pool # BM3499, 4.00%, 12/1/2047	39,380	37,948
Pool # BJ5777, 4.50%, 12/1/2047	175	171
Pool # BH6689, 4.00%, 1/1/2048	849	817
Pool # BJ7311, 4.00%, 1/1/2048	18,879	18,179
Pool # BJ8238, 4.00%, 1/1/2048	6,635	6,394
Pool # BJ8265, 4.00%, 1/1/2048	4,250	4,090
Pool # BK1008, 4.00%, 1/1/2048	1,539	1,480
Pool # BJ4617, 4.00%, 2/1/2048	4,176	4,121
Pool # BJ5772, 4.00%, 2/1/2048	4,583	4,379
Pool # BK1581, 4.00%, 2/1/2048	763	741
Pool # FM0035, 3.50%, 3/1/2048	6,832	6,383
Pool # BJ5803, 4.00%, 3/1/2048	3,355	3,205
Pool # BK1963, 4.00%, 3/1/2048	2,668	2,633
Pool # BM3665, 4.00%, 3/1/2048	15,850	15,379
Pool # BJ5789, 4.50%, 3/1/2048	942	921
Pool # BE2789, 4.00%, 4/1/2048	1,156	1,105
Pool # CA1710, 4.50%, 5/1/2048	3,193	3,161
Pool # BK5943, 5.00%, 6/1/2048	814	829
Pool # BK4130, 4.50%, 7/1/2048	166	164
Pool # BK6562, 4.50%, 7/1/2048	1,468	1,449
Pool # BK6589, 4.50%, 7/1/2048	1,247	1,225
Pool # BN0133, 4.00%, 8/1/2048	2,001	1,924
Pool # BK9292, 5.00%, 8/1/2048	2,745	2,799
Pool # CA4662, 3.50%, 9/1/2048	5,907	5,527
Pool # BN1312, 4.00%, 9/1/2048	7,515	7,227
Pool # 890863, 5.00%, 9/1/2048	15,888	16,559
Pool # BN0234, 5.00%, 9/1/2048	1,774	1,808
Pool # MA3496, 4.50%, 10/1/2048	2,078	2,059
Pool # BN0861, 5.00%, 10/1/2048	1,334	1,354
Pool # BK9556, 4.00%, 12/1/2048	2,971	2,851
Pool # BK1176, 5.00%, 1/1/2049	1,418	1,430
Pool # BK8748, 4.50%, 5/1/2049	5,791	5,693
Pool # BO2428, 3.50%, 7/1/2049	3,364	3,115
Pool # BO0592, 4.00%, 7/1/2049	1,004	964
Pool # CA5702, 2.50%, 5/1/2050	26,692	23,123
Pool # BP6439, 2.50%, 7/1/2050	46,815	40,349
Pool # CA6361, 2.50%, 7/1/2050	25,746	22,409
Pool # CB1901, 2.50%, 10/1/2051	22,818	19,770
Pool # CB2637, 2.50%, 1/1/2052	31,459	27,042
Pool # FS0196, 2.50%, 1/1/2052	33,095	28,407
Pool # CB2670, 3.00%, 1/1/2052	28,252	25,024
Pool # FS1954, 3.00%, 3/1/2052	30,983	27,869
Pool # FS1255, 4.00%, 4/1/2052	10,696	10,304

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	12,700	12,104
FNMA, Other
Pool # AM2452, 2.44%, 2/1/2023	6,372	6,329
Pool # AL3876, 2.40%, 6/1/2023 (g)	499	492
Pool # AM5032, 3.64%, 12/1/2023	4,399	4,326
Pool # AN1302, 2.93%, 1/1/2025	3,859	3,718
Pool # AM8702, 2.73%, 4/1/2025	18,325	17,510
Pool # AM8674, 2.81%, 4/1/2025	18,640	17,845
Pool # AM8691, 2.64%, 6/1/2025	18,777	17,868
Pool # AM9942, 3.09%, 10/1/2025	11,000	10,554
Pool # AN0707, 3.13%, 2/1/2026	8,193	7,859
Pool # AN1222, 2.78%, 4/1/2026	7,000	6,623
Pool # AN1413, 2.49%, 5/1/2026	9,381	8,788
Pool # AN1503, 2.62%, 5/1/2026	5,302	4,994
Pool # AN1221, 2.81%, 5/1/2026	4,000	3,785
Pool # AN1497, 2.61%, 6/1/2026	10,122	9,496
Pool # AN2689, 2.20%, 10/1/2026	6,008	5,545
Pool # AN4000, 3.00%, 12/1/2026	2,232	2,119
Pool # AL6937, 3.80%, 12/1/2026 (g)	2,146	2,096
Pool # AN4917, 3.13%, 3/1/2027	13,539	12,881
Pool # BL3525, 2.60%, 9/1/2027	11,163	10,316
Pool # BL0497, 3.84%, 10/1/2027	4,693	4,574
Pool # AN1449, 2.97%, 4/1/2028	6,334	5,939
Pool # AN2005, 2.73%, 7/1/2028	10,173	9,349
Pool # 387807, 3.55%, 8/1/2028	11,451	11,001
Pool # AN3685, 2.69%, 12/1/2028	15,076	13,768
Pool # AN4004, 3.27%, 12/1/2028	8,615	8,144
Pool # BL1040, 3.81%, 12/1/2028	16,000	15,556
Pool # BL0907, 3.88%, 12/1/2028	290	283
Pool # AN4154, 3.17%, 1/1/2029	16,836	15,783
Pool # AN4349, 3.35%, 1/1/2029	8,606	8,138
Pool # AN4344, 3.37%, 1/1/2029	16,370	15,566
Pool # AN1872, 2.90%, 5/1/2029	3,583	3,303
Pool # AN5677, 3.25%, 6/1/2029	9,281	8,746
Pool # BL3509, 2.66%, 8/1/2029	22,452	20,352
Pool # BL3491, 2.84%, 8/1/2029	15,900	14,503
Pool # BS5424, 3.42%, 5/1/2030	13,343	12,615
Pool # 387883, 3.78%, 8/1/2030	16,369	15,813
Pool # AN9293, 3.71%, 9/1/2030	25,065	24,046
Pool # BS5171, 2.51%, 10/1/2030	25,195	22,059
Pool # AN1676, 2.99%, 5/1/2031	3,565	3,226
Pool # AN1953, 3.01%, 6/1/2031	1,812	1,645
Pool # AN2308, 2.87%, 8/1/2031	8,289	7,505
Pool # AN2625, 2.50%, 10/1/2031	11,670	10,158
Pool # BL3368, 2.84%, 11/1/2031	4,475	3,959
Pool # BS4654, 2.39%, 3/1/2032	8,002	6,857
Pool # BL6367, 1.82%, 4/1/2032	36,000	29,472
Pool # BL6302, 2.07%, 5/1/2032	15,158	12,400

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5452, 3.09%, 5/1/2032	23,719	21,284
Pool # AO7654, 3.50%, 5/1/2032	1,110	1,063
Pool # AO5230, 3.50%, 6/1/2032	733	703
Pool # AO7057, 3.50%, 6/1/2032	517	496
Pool # AO7746, 3.50%, 6/1/2032	109	103
Pool # AO8038, 3.50%, 7/1/2032	1,182	1,133
Pool # AP0645, 3.50%, 7/1/2032	1,660	1,591
Pool # AP0682, 3.50%, 7/1/2032	1,497	1,434
Pool # AP1314, 3.50%, 8/1/2032	1,585	1,519
Pool # AQ1534, 3.50%, 10/1/2032	492	472
Pool # AQ1607, 3.50%, 11/1/2032	360	344
Pool # BS7320, IO, 4.88%, 12/1/2032 (j)	8,000	8,216
Pool # 650236, 5.00%, 12/1/2032	9	9
Pool # AR7961, 3.50%, 3/1/2033	430	409
Pool # BS1636, 2.25%, 4/1/2033	43,500	35,982
Pool # BL3453, 3.16%, 8/1/2033	14,690	13,016
Pool # BS3020, 1.96%, 9/1/2033	8,500	6,591
Pool # BS4824, 2.50%, 2/1/2034	25,370	20,742
Pool # BS5184, 2.67%, 4/1/2034	20,000	16,522
Pool # BS6427, 3.75%, 9/1/2034	13,307	12,218
Pool # 868763, 6.50%, 4/1/2036	5	5
Pool # 886320, 6.50%, 7/1/2036	14	14
Pool # BS2829, 2.14%, 8/1/2036	12,762	9,879
Pool # AO6757, 4.00%, 6/1/2042	1,782	1,722
Pool # MA1125, 4.00%, 7/1/2042	1,092	1,055
Pool # MA1213, 3.50%, 10/1/2042	4,919	4,630
Pool # MA1283, 3.50%, 12/1/2042	752	707
Pool # MA1328, 3.50%, 1/1/2043	2,609	2,455
Pool # MA1404, 3.50%, 4/1/2043	1,410	1,327
Pool # MA1462, 3.50%, 6/1/2043	724	678
Pool # MA1463, 3.50%, 6/1/2043	2,004	1,886
Pool # MA1510, 4.00%, 7/1/2043	1,578	1,521
Pool # MA1546, 3.50%, 8/1/2043	3,170	2,983
Pool # AU8840, 4.50%, 11/1/2043	986	978
Pool # AV2613, 4.50%, 11/1/2043	2,005	1,990
Pool # MA1711, 4.50%, 12/1/2043	1,503	1,491
Pool # AL6167, 3.50%, 1/1/2044	11,064	10,413
Pool # MA2346, 3.50%, 6/1/2045	357	334
Pool # MA2462, 4.00%, 11/1/2045	2,560	2,467
Pool # MA2482, 4.00%, 12/1/2045	2,943	2,838
Pool # MA2519, 4.00%, 1/1/2046	2,643	2,548
Pool # BC0784, 3.50%, 4/1/2046	436	408
Pool # MA2593, 4.00%, 4/1/2046	6,876	6,628
Pool # MA2631, 4.00%, 5/1/2046	6,687	6,445
Pool # MA2658, 3.50%, 6/1/2046	2,359	2,208
Pool # MA2690, 3.50%, 7/1/2046	4,520	4,232
Pool # BF0090, 3.50%, 5/1/2056	23,319	21,517
Pool # BF0131, 3.50%, 8/1/2056	30,570	28,180

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	1	1
GNMA I, 30 Year
Pool # 380930, 7.00%, 4/15/2024	—	—
Pool # 430999, 7.50%, 7/15/2026	1	1
Pool # 780481, 7.00%, 12/15/2026	1	1
Pool # 460982, 7.00%, 11/15/2027	1	1
Pool # 427295, 7.25%, 1/15/2028	8	8
Pool # 460759, 6.50%, 2/15/2028	18	19
Pool # 781118, 6.50%, 10/15/2029	18	19
Pool # 783867, 6.00%, 8/15/2036	1,898	2,022
Pool # AS4934, 4.50%, 5/15/2046	716	715
Pool # AT7538, 4.00%, 7/15/2046	3,773	3,667
Pool # AT7652, 4.00%, 8/15/2046	2,427	2,359
Pool # BM1819, 5.00%, 4/15/2049	3,020	3,142
GNMA II
Pool # CK2783, ARM, 5.79%, 2/20/2072 (g)	34,817	35,910
Pool # CL4592, ARM, 5.68%, 3/20/2072 (g)	20,087	20,556
Pool # CK2802, ARM, 5.76%, 3/20/2072 (g)	18,008	18,549
Pool # CK2795, ARM, 5.80%, 3/20/2072 (g)	42,318	43,670
Pool # CK2792, ARM, 5.83%, 3/20/2072 (g)	27,850	28,805
Pool # CM9946, ARM, 5.83%, 3/20/2072 (g)	11,950	12,335
Pool # CM9934, ARM, 5.85%, 3/20/2072 (g)	14,681	15,163
Pool # CL8122, ARM, 5.87%, 3/20/2072 (g)	30,612	31,670
Pool # CK2804, ARM, 5.77%, 4/20/2072 (g)	31,489	32,476
Pool # BL8377, ARM, 5.84%, 4/20/2072 (g)	19,664	20,350
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	10	10
Pool # 2379, 8.00%, 2/20/2027	1	1
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	4	4
Pool # 2457, 7.50%, 7/20/2027	12	13
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2581, 8.00%, 4/20/2028	—	—
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2633, 8.00%, 8/20/2028	—	—
Pool # 2714, 6.50%, 2/20/2029	2	2
Pool # 4901, 8.00%, 9/20/2031	184	192
Pool # 5020, 7.50%, 5/20/2032	94	97
Pool # 738210, 7.00%, 6/20/2032	157	160
Pool # 738062, 6.00%, 11/20/2032	220	225
Pool # 738059, 6.00%, 10/20/2033	112	115
Pool # 738049, 6.00%, 3/20/2035	133	136
Pool # 737987, 6.00%, 4/20/2036	118	120
Pool # 737975, 6.00%, 9/20/2036	30	31
Pool # 5034, 7.00%, 8/20/2038	40	41
Pool # 4245, 6.00%, 9/20/2038	50	54

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 4930, 7.00%, 10/20/2038	219	231
Pool # 4964, 7.00%, 12/20/2038	39	39
Pool # 4872, 7.00%, 1/20/2039	262	272
Pool # 5072, 6.50%, 10/20/2039	56	57
Pool # 5218, 6.50%, 10/20/2039	115	121
Pool # AS8103, 3.50%, 6/20/2046	1,497	1,410
Pool # AS8104, 3.75%, 6/20/2046	1,482	1,415
Pool # AS8105, 4.00%, 6/20/2046	976	951
Pool # AS8106, 3.50%, 7/20/2046	1,998	1,880
Pool # AS8107, 3.75%, 7/20/2046	2,650	2,529
Pool # AY0571, 4.50%, 11/20/2047	3,898	3,829
Pool # BB8791, 4.00%, 12/20/2047	4,273	4,107
Pool # BD6195, 4.00%, 1/20/2048	3,841	3,692
Pool # BE9507, 4.50%, 3/20/2048	2,181	2,165
Pool # BG2382, 4.50%, 3/20/2048	1,966	1,938
Pool # BA7568, 4.50%, 4/20/2048	4,809	4,748
Pool # BD0512, 5.00%, 4/20/2048	2,694	2,709
Pool # BD0532, 5.00%, 6/20/2048	3,995	4,023
Pool # BG3833, 4.50%, 7/20/2048	8,386	8,278
Pool # BD0549, 5.00%, 8/20/2048	3,790	3,817
Pool # BH9109, 4.50%, 10/20/2048	4,252	4,178
Pool # BJ7085, 5.00%, 12/20/2048	2,812	2,893
Pool # BK7188, 4.50%, 2/20/2049	3,054	3,028
Pool # BK7189, 5.00%, 2/20/2049	3,315	3,378
Pool # BN2622, 4.00%, 6/20/2049	8,419	8,226
Pool # BM9677, 4.50%, 6/20/2049	6,281	6,268
Pool # BM9683, 5.00%, 6/20/2049	5,443	5,571
Pool # BJ1310, 4.50%, 7/20/2049	5,045	5,092
Pool # BO2717, 4.50%, 7/20/2049	6,031	6,128
Pool # BO3146, 4.50%, 7/20/2049	3,556	3,536
Pool # BO3147, 4.50%, 7/20/2049	3,705	3,649
Pool # BO3157, 4.50%, 7/20/2049	2,964	2,954
Pool # BO3158, 4.50%, 7/20/2049	2,423	2,411
Pool # BO3159, 4.50%, 7/20/2049	698	685
Pool # BM9690, 5.00%, 7/20/2049	1,395	1,428
Pool # BM9701, 4.50%, 8/20/2049	11,089	10,870
Pool # MA7534, 2.50%, 8/20/2051	36,428	32,113
Pool # CL5064, 3.50%, 3/20/2052	15,805	14,680
Pool # CL5137, 4.00%, 4/20/2052	9,983	9,583
Pool # MA8200, 4.00%, 8/20/2052	29,255	27,940
Total Mortgage-Backed Securities (Cost $2,111,317)		1,966,128
Commercial Mortgage-Backed Securities — 11.9%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (g)	24,120	19,765
Acrc (France) 5.25%, 11/15/2026 ‡ (a)	40,000	38,400
Ansions at Tech Par Frn 5.95%, 4/15/2025 ‡ (g)	12,000	11,640
Areit Frn 2.75%, 8/17/2026 ‡ (a) (g)	30,000	28,800

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	16,600	16,047
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,905
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	9,089
Series 2014-FRR5, Class AK37, 2.39%, 1/27/2047 (a) (g)	15,570	14,734
Series 2014-FRR8, Class A, 2.03%, 11/26/2047 (a) (g)	12,000	10,755
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	8,841
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	8,748
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	12,924
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 ‡ (a) (g)	14,967	13,096
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 1A1, 6.52%, 5/25/2052 (a) (g)	3,870	3,849
Series 2019-FRR1, Class 1A5, 8.22%, 5/25/2052 (a) (g)	2,138	2,125
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (g)	5,000	4,329
BX
Series 2021-MFM1, Class E, 6.12%, 1/15/2034 ‡ (a) (g)	3,250	3,010
Series 2021-MFM1, Class F, 6.87%, 1/15/2034 ‡ (a) (g)	2,000	1,848
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡ (a)	11,000	8,586
Series 2021-FRR1, Class CK45, 1.40%, 2/28/2025 ‡ (a) (g)	13,130	11,344
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 ‡ (a)	9,000	6,511
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 ‡ (a)	22,530	16,043
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡ (a)	7,000	4,939
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡ (a)	2,800	1,991
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡ (a)	7,000	3,726
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,620	5,312
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡ (a)	15,300	8,285
Series 2021-FRR1, Class BK58, 2.48%, 9/29/2029 ‡ (a) (g)	11,190	9,220
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 ‡ (a) (g)	2,777	2,638
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	40,317
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,092
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (g)	23,900	21,598
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (g)	8,750	7,723
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	7,632
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	6,541
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (a) (g)	9,247	—
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	11,679
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	11,672
FHLMC Multi-Family WI Certificates Series K142, Class AM, 2.40%, 3/25/2032	22,000	18,406
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 7.30%, 1/25/2051 (a) (g)	29,534	26,294
Series 2021-MN3, Class M1, 5.82%, 11/25/2051 (a) (g)	4,738	4,454
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K048, Class A2, 3.28%, 6/25/2025 (g)	13,500	13,056
Series KC02, Class A2, 3.37%, 7/25/2025	28,394	27,481
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	20,545

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KJ17, Class A2, 2.98%, 11/25/2025	7,000	6,749
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	9,549
Series K058, Class AM, 2.72%, 8/25/2026 (g)	20,000	18,666
Series K061, Class AM, 3.44%, 11/25/2026 (g)	10,012	9,610
Series K063, Class AM, 3.51%, 1/25/2027 (g)	25,610	24,591
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,344
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,396
Series KJ26, Class A2, 2.61%, 7/25/2027	17,553	16,556
Series K070, Class A2, 3.30%, 11/25/2027 (g)	6,045	5,774
Series W5FX, Class AFX, 3.34%, 4/25/2028 (g)	9,910	9,315
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (g)	175,800	8,744
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	44,629
Series K152, Class A2, 3.08%, 1/25/2031	8,843	7,959
Series K128, Class X3, IO, 2.88%, 4/25/2031 (g)	12,850	2,128
Series KX04, Class XFX, IO, 1.82%, 1/25/2034 (g)	183,884	13,124
Series K-1515, Class A2, 1.94%, 2/25/2035	36,000	27,441
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (g)	4,450	1,133
Series 2022-MN4, Class M2, 10.02%, 5/25/2052 (a) (g)	16,750	16,279
Series K146, Class A2, 2.92%, 6/25/2054	13,500	11,986
Series K146, Class AM, 2.92%, 6/25/2054	13,000	11,411
Series K145, Class A2, 2.58%, 6/25/2055	18,665	16,073
Series Q014, Class X, IO, 2.79%, 10/25/2055 (g)	22,761	4,301
FHLMC, Multi-Family WI Certificates Series K153, Class A2, 3.82%, 1/25/2033	25,000	23,697
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/25/2022	133	133
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	2,000	1,962
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (g)	4,519	4,373
Series 2015-M1, Class A2, 2.53%, 9/25/2024	8,729	8,361
Series 2015-M7, Class A2, 2.59%, 12/25/2024	8,207	7,849
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (g)	10,512	10,089
Series 2015-M5, Class A1, 2.95%, 3/25/2025 (g)	13,402	12,783
Series 2015-M13, Class A2, 2.79%, 6/25/2025 (g)	1,231	1,171
Series 2016-M6, Class A2, 2.49%, 5/25/2026	8,031	7,545
Series 2016-M7, Class A2, 2.50%, 9/25/2026	6,035	5,649
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (g)	8,372	7,779
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (g)	12,895	11,952
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	5,991	5,697
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	9,309	8,814
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (g)	28,651	26,898
Series 2018-M7, Class A2, 3.14%, 3/25/2028 (g)	27,938	26,334
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (g)	10,119	9,503
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (g)	20,853	19,814
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	34,661	33,268
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (g)	51,625	49,399
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	6,300	5,467
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (g)	36,755	2,688
Series 2019-M7, Class A2, 3.14%, 4/25/2029	17,444	16,174
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (g)	24,769	23,131

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (g)	27,815	25,351
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (g)	6,628	6,108
Series 2020-M50, Class A1, 0.67%, 10/25/2030	9,560	8,813
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,136
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (g)	93,464	7,029
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (g)	14,100	13,210
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (g)	3,200	3,043
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (g)	18,173	18,130
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (g)	20,000	18,042
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (g)	13,282	12,574
Series 2018-KSL1, Class C, 3.83%, 11/25/2025 (a) (g)	17,034	15,073
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (g)	7,500	6,042
Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (g)	33,219	28,837
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,477	8,258
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	140,950	487
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,636	73
Series 2019-KBF3, Class C, 8.55%, 1/25/2029 (a) (g)	23,736	22,208
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,614	9,868
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (g)	3,605	3,194
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	13,000	8,290
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	150,177	539
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,953	77
Series 2019-KW10, Class B, 3.75%, 10/25/2032 (a) (g)	9,170	7,977
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (g)	4,750	4,632
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (g)	7,000	6,737
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (g)	8,542	8,199
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (g)	8,920	8,519
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (g)	3,545	3,341
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (g)	16,085	15,316
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (g)	2,750	2,627
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (g)	10,000	9,502
Series 2016-K56, Class B, 4.08%, 6/25/2049 (a) (g)	3,549	3,359
Series 2016-K722, Class B, 4.06%, 7/25/2049 (a) (g)	8,010	7,943
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (g)	9,423	8,690
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (g)	4,714	4,355
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (g)	5,345	4,852
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (g)	11,895	11,048
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (g)	5,000	4,567
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (g)	10,000	9,266
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (g)	11,000	9,786
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.81%, 2/27/2048 ‡ (a) (g)	8,000	7,251
Series 2018-C1, Class AK43, 2.92%, 2/27/2048 (a) (g)	5,000	4,592
Series 2018-C1, Class A725, 2.59%, 2/27/2050 (a) (g)	3,000	2,809
Series 2018-C1, Class B725, 2.95%, 2/27/2050 ‡ (a) (g)	6,680	6,145
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	28,968
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	26,750	25,948

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	15,221
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.09%, 12/27/2046 (a) (g)	5,000	4,748
Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	4,045	3,525
Series 2015-FRR2, Class AK39, 2.75%, 8/27/2047 (a) (g)	10,600	9,627
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.20%, 8/12/2037 ‡ (a) (g)	2,435	—
Series 2006-CB15, Class X1, IO, 0.45%, 6/12/2043 ‡ (g)	1,286	—
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 5.93%, 12/15/2037 ‡ (a) (g)	3,938	3,632
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.48%, 4/15/2038 ‡ (a) (g)	24,400	22,811
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	35,435
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.29%, 10/25/2049 ‡ (a) (g)	12,280	11,329
Series 2020-01, Class M10, 7.79%, 3/25/2050 ‡ (a) (g)	32,500	29,749
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.67%, 12/18/2051 ‡ (a) (g)	9,150	7,090
P4 SFR Series 2019-STL B9.25%, 10/11/2026 ‡	18,500	17,853
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.37%, 2/13/2053 (a) (g)	66,480	4,213
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	34,144
TPI Re-REMIC Trust
Series 2022-FRR1, Class BK33, PO, 7/25/2046 (a)	5,967	5,652
Series 2022-FRR1, Class BK34, PO, 7/25/2046 (a)	11,100	10,564
Series 2022-FRR1, Class CK33, PO, 7/25/2046 (a)	7,238	6,819
Series 2022-FRR1, Class CK34, PO, 7/25/2046 (a)	14,190	13,456
Series 2022-FRR1, Class BK35, PO, 8/25/2046 (a)	4,620	4,368
Series 2022-FRR1, Class CK35, PO, 8/25/2046 (a)	5,283	4,977
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	70	69
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 0.67%, 5/10/2063 ‡ (a) (g)	1,792	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	—	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	7,187
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (a) (g)	6,640	6,121
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,837	17,998
Total Commercial Mortgage-Backed Securities (Cost $1,983,014)		1,833,677
Collateralized Mortgage Obligations — 5.3%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (a) (e)	17,447	15,960
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	4	4
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	12	11
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	286	285
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	152	122
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	590	459
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	324	206
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	118	67
Amden Homes Sf Frn 144a, 7.00%, 4/15/2026 ‡ (a)	16,936	16,598
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (g)	1	1
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (e)	12,857	12,048

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,228	1,154
Series 2005-7, Class 30, PO, 11/25/2035	28	25
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 3.68%, 7/25/2034 (g)	69	62
Bayview Opportunity Master Fund IVB LP, 4.41%, 1/10/2031 ‡ (g)	1,161	1,161
Bayview Opportunity Master Fund Trust Series 2014-1SBC, Zero Coupon, 1/10/2031 ‡	3,400	3,622
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.48%, 10/25/2033 (g)	15	13
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.43%, 3/25/2031 (g)	—	—
Cascade MH Asset Trust
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 ‡ (a)	2,500	1,910
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 ‡ (a)	2,550	1,984
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (e)	16,113	12,947
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 3.81%, 6/25/2035 (g)	318	302
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	77	72
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	91	87
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (g)	174	135
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 4.07%, 8/25/2034 (g)	33	31
Series 2004-HYB4, Class AA, 4.37%, 12/25/2034 (g)	24	22
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	1
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	14	14
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	201	96
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	201	59
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (g)	9,998	9,455
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	25,066	23,700
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	241	261
5.77%, 1/10/2033 (a)	308	297
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	7	5
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	17	17
Epo Buyer Master R sep29, 11.00%, 9/23/2029 ‡	17,667	16,960
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	18	18
Series 23, Class KZ, 6.50%, 11/25/2023	2	2
Series 31, Class Z, 8.00%, 4/25/2024	1	1
FHLMC, REMIC
Series 1456, Class Z, 7.50%, 1/15/2023	—	—
Series 1543, Class VN, 7.00%, 7/15/2023	6	6
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (g)	2	—
Series 2033, Class K, 6.05%, 8/15/2023	8	8
Series 1577, Class PV, 6.50%, 9/15/2023	7	7
Series 1608, Class L, 6.50%, 9/15/2023	18	18

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3890, Class ET, 5.50%, 11/15/2023	4	4
Series 1630, Class PK, 6.00%, 11/15/2023	7	7
Series 1611, Class Z, 6.50%, 11/15/2023	16	16
Series 1628, Class LZ, 6.50%, 12/15/2023	13	13
Series 2756, Class NA, 5.00%, 2/15/2024	12	12
Series 1671, Class I, 7.00%, 2/15/2024	5	5
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	3	3
Series 1695, Class G, HB, IF, 26.79%, 3/15/2024 (g)	2	2
Series 1710, Class GB, HB, IF, 38.61%, 4/15/2024 (g)	1	1
Series 2989, Class TG, 5.00%, 6/15/2025	43	43
Series 3005, Class ED, 5.00%, 7/15/2025	72	71
Series 4030, Class IL, IO, 3.50%, 4/15/2027	378	17
Series 4060, Class TB, 2.50%, 6/15/2027	4,000	3,711
Series 2022, Class PE, 6.50%, 1/15/2028	6	6
Series 2036, Class PG, 6.50%, 1/15/2028	47	48
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	10	1
Series 2091, Class PG, 6.00%, 11/15/2028	136	139
Series 2116, Class ZA, 6.00%, 1/15/2029	32	33
Series 2148, Class ZA, 6.00%, 4/15/2029	9	9
Series 2995, Class FT, 4.12%, 5/15/2029 (g)	48	48
Series 2530, Class SK, IF, IO, 4.23%, 6/15/2029 (g)	150	8
Series 2201, Class C, 8.00%, 11/15/2029	23	24
Series 3648, Class CY, 4.50%, 3/15/2030	249	248
Series 3737, Class DG, 5.00%, 10/15/2030	61	60
Series 2293, Class ZA, 6.00%, 3/15/2031	46	47
Series 2310, Class Z, 6.00%, 4/15/2031	7	7
Series 2313, Class LA, 6.50%, 5/15/2031	3	3
Series 2325, Class JO, PO, 6/15/2031	32	27
Series 2330, Class PE, 6.50%, 6/15/2031	79	82
Series 2410, Class QB, 6.25%, 2/15/2032	189	194
Series 2534, Class SI, IF, 10.99%, 2/15/2032 (g)	22	23
Series 2427, Class GE, 6.00%, 3/15/2032	359	372
Series 2430, Class WF, 6.50%, 3/15/2032	257	270
Series 2594, Class IV, IO, 7.00%, 3/15/2032	43	5
Series 2643, Class SA, HB, IF, 20.32%, 3/15/2032 (g)	6	7
Series 2466, Class DH, 6.50%, 6/15/2032	32	34
Series 4146, Class KI, IO, 3.00%, 12/15/2032	2,794	282
Series 2543, Class YX, 6.00%, 12/15/2032	149	153
Series 2557, Class HL, 5.30%, 1/15/2033	87	88
Series 2586, IO, 6.50%, 3/15/2033	158	14
Series 2610, Class UI, IO, 6.50%, 5/15/2033	124	24
Series 2764, Class S, IF, 4.07%, 7/15/2033 (g)	19	18
Series 2656, Class AC, 6.00%, 8/15/2033	50	52
Series 2733, Class SB, IF, 4.52%, 10/15/2033 (g)	174	164
Series 3005, Class PV, IF, 6.64%, 10/15/2033 (g)	1	1
Series 2699, Class W, 5.50%, 11/15/2033	125	128
Series 2990, Class SL, IF, 10.29%, 6/15/2034 (g)	2	2
Series 3611, PO, 7/15/2034	35	30

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2845, Class QH, 5.00%, 8/15/2034	95	95
Series 2912, Class EH, 5.50%, 1/15/2035	508	519
Series 3059, Class B, 5.00%, 2/15/2035	2	2
Series 2980, Class QB, 6.50%, 5/15/2035	18	19
Series 3031, Class BN, IF, 6.48%, 8/15/2035 (g)	224	239
Series 3117, Class EO, PO, 2/15/2036	68	57
Series 3134, PO, 3/15/2036	21	18
Series 3152, Class MO, PO, 3/15/2036	140	118
Series 3184, Class YO, PO, 3/15/2036	278	224
Series 3138, PO, 4/15/2036	23	19
Series 3187, Class Z, 5.00%, 7/15/2036	625	628
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (g)	12	13
Series 3202, Class HI, IF, IO, 2.78%, 8/15/2036 (g)	488	45
Series 3201, Class IN, IF, IO, 2.84%, 8/15/2036 (g)	126	7
Series 3855, Class AM, 6.50%, 11/15/2036	105	108
Series 3274, Class B, 6.00%, 2/15/2037	70	70
Series 3292, Class DO, PO, 3/15/2037	33	28
Series 3305, Class IW, IF, IO, 2.58%, 4/15/2037 (g)	175	5
Series 3306, Class TC, IF, 6.08%, 4/15/2037 (g)	12	12
Series 3306, Class TB, IF, 6.62%, 4/15/2037 (g)	13	14
Series 3331, PO, 6/15/2037	27	23
Series 3605, Class NC, 5.50%, 6/15/2037	327	330
Series 3383, Class OP, PO, 11/15/2037	54	46
Series 3409, Class DB, 6.00%, 1/15/2038	304	311
Series 3546, Class A, 3.08%, 2/15/2039 (g)	44	43
Series 3531, Class SM, IF, IO, 2.23%, 5/15/2039 (g)	16	1
Series 3572, Class JS, IF, IO, 2.93%, 9/15/2039 (g)	57	3
Series 3592, Class BZ, 5.00%, 10/15/2039	1,482	1,499
Series 3609, Class SA, IF, IO, 2.47%, 12/15/2039 (g)	341	18
Series 3610, Class CA, 4.50%, 12/15/2039	129	127
Series 3653, Class HJ, 5.00%, 4/15/2040	68	68
Series 3677, Class PB, 4.50%, 5/15/2040	892	876
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	102	101
Series 4796, Class CZ, 4.00%, 5/15/2048	13,304	12,667
Series 4830, Class WZ, 4.00%, 9/15/2048	13,125	12,497
FHLMC, STRIPS
Series 186, PO, 8/1/2027	61	57
Series 262, Class 35, 3.50%, 7/15/2042	1,933	1,826
Series 279, Class 35, 3.50%, 9/15/2042	492	464
Series 323, Class 300, 3.00%, 1/15/2044	1,899	1,743
Series 334, Class 300, 3.00%, 8/15/2044	1,837	1,683
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.02%, 10/25/2037 (g)	208	179
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 3.77%, 9/25/2034 (g)	59	53
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.24%, 12/25/2034 (g)	60	55
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	8	8
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	92	92
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	107	108

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	211	212
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	31	33
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	70	72
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	132	134
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (g)	8,119	70
Series 2002-T4, IO, 0.40%, 12/25/2041 (g)	18,486	129
Series 2002-T4, Class A2, 7.00%, 12/25/2041	211	221
Series 2002-T4, Class A4, 9.50%, 12/25/2041	372	404
Series 2002-T19, Class A1, 6.50%, 7/25/2042	312	321
Series 2002-T16, Class A2, 7.00%, 7/25/2042	369	391
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	115	121
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	134	139
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	150	152
Series 2004-T3, Class 14, IO, 0.61%, 2/25/2044 (g)	2,786	40
FNMA, REMIC
Series 2003-17, Class EQ, 5.50%, 3/25/2023	3	3
Series 1993-23, Class PZ, 7.50%, 3/25/2023	—	—
Series 1993-56, Class PZ, 7.00%, 5/25/2023	2	2
Series 1993-60, Class Z, 7.00%, 5/25/2023	1	1
Series 1993-79, Class PL, 7.00%, 6/25/2023	2	2
Series 1993-141, Class Z, 7.00%, 8/25/2023	4	4
Series 1993-149, Class M, 7.00%, 8/25/2023	2	2
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-160, Class ZA, 6.50%, 9/25/2023	3	3
Series 1993-165, Class SA, IF, 9.45%, 9/25/2023 (g)	1	1
Series 1995-19, Class Z, 6.50%, 11/25/2023	22	22
Series 1993-255, Class E, 7.10%, 12/25/2023	1	1
Series 1993-247, Class SM, IF, 9.74%, 12/25/2023 (g)	1	1
Series 1994-29, Class Z, 6.50%, 2/25/2024	16	16
Series 1994-65, Class PK, PO, 4/25/2024	2	2
Series 1997-20, Class D, 7.00%, 3/17/2027	31	31
Series 1997-11, Class E, 7.00%, 3/18/2027	7	7
Series 1997-27, Class J, 7.50%, 4/18/2027	4	4
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	674	29
Series 1997-42, Class EG, 8.00%, 7/18/2027	37	38
Series 1997-63, Class ZA, 6.50%, 9/18/2027	23	23
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	2,755	126
Series 1999-47, Class JZ, 8.00%, 9/18/2029	107	112
Series 2000-8, Class Z, 7.50%, 2/20/2030	57	60
Series 2001-36, Class ST, IF, IO, 4.48%, 11/25/2030 (g)	70	5
Series 2001-14, Class Z, 6.00%, 5/25/2031	43	43
Series 2001-16, Class Z, 6.00%, 5/25/2031	52	52
Series 2001-72, Class SB, IF, IO, 3.48%, 12/25/2031 (g)	168	7
Series 2001-81, Class HE, 6.50%, 1/25/2032	302	313
Series 2002-19, Class SC, IF, 7.34%, 3/17/2032 (g)	17	17
Series 2002-56, Class PE, 6.00%, 9/25/2032	370	382
Series 2002-86, Class PG, 6.00%, 12/25/2032	256	261

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	2,876	306
Series 2003-25, Class KP, 5.00%, 4/25/2033	788	786
Series 2003-22, Class Z, 6.00%, 4/25/2033	191	197
Series 2003-47, Class PE, 5.75%, 6/25/2033	237	245
Series 2003-64, Class SX, IF, 4.33%, 7/25/2033 (g)	14	13
Series 2003-91, Class SD, IF, 5.81%, 9/25/2033 (g)	4	4
Series 2003-130, Class HZ, 6.00%, 1/25/2034	6,356	6,540
Series 2004-72, Class F, 4.52%, 9/25/2034 (g)	53	53
Series 2005-19, Class PB, 5.50%, 3/25/2035	1,600	1,617
Series 2005-42, Class PS, IF, 6.96%, 5/25/2035 (g)	3	3
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 2.68%, 6/25/2035 (g)	244	9
Series 2005-65, Class KO, PO, 8/25/2035	43	37
Series 2005-72, Class WS, IF, IO, 2.73%, 8/25/2035 (g)	105	5
Series 2005-84, Class XM, 5.75%, 10/25/2035	56	57
Series 2005-90, Class ES, IF, 6.83%, 10/25/2035 (g)	25	26
Series 2005-106, Class US, IF, 9.84%, 11/25/2035 (g)	24	25
Series 2006-9, Class KZ, 6.00%, 3/25/2036	150	154
Series 2006-22, Class AO, PO, 4/25/2036	80	68
Series 2006-27, Class OB, PO, 4/25/2036	625	504
Series 2006-27, Class OH, PO, 4/25/2036	24	21
Series 2006-20, Class IB, IF, IO, 2.57%, 4/25/2036 (g)	140	13
Series 2011-19, Class ZY, 6.50%, 7/25/2036	140	148
Series 2006-77, Class PC, 6.50%, 8/25/2036	113	117
Series 2006-110, PO, 11/25/2036	72	60
Series 2006-128, PO, 1/25/2037	73	60
Series 2007-10, Class Z, 6.00%, 2/25/2037	28	29
Series 2007-22, Class SC, IF, IO, 2.06%, 3/25/2037 (g)	22	—
Series 2007-54, Class IB, IF, IO, 2.39%, 6/25/2037 (g)	2,484	201
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	3	—
Series 2007-109, Class YI, IF, IO, 2.43%, 12/25/2037 (g)	1,399	105
Series 2008-91, Class SI, IF, IO, 1.98%, 3/25/2038 (g)	329	14
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (g)	487	77
Series 2008-62, Class SM, IF, IO, 2.18%, 7/25/2038 (g)	405	19
Series 2009-29, Class LA, 1.25%, 5/25/2039 (g)	221	198
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	153	28
Series 2009-112, Class ST, IF, IO, 2.23%, 1/25/2040 (g)	258	22
Series 2009-112, Class SW, IF, IO, 2.23%, 1/25/2040 (g)	170	12
Series 2010-10, Class NT, 5.00%, 2/25/2040	582	585
Series 2010-49, Class SC, IF, 4.63%, 3/25/2040 (g)	90	88
Series 2010-35, Class SB, IF, IO, 2.40%, 4/25/2040 (g)	272	21
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,097	1,031
Series 2011-126, Class KB, 4.00%, 12/25/2041	9,980	9,716
Series 2016-33, Class JA, 3.00%, 7/25/2045	9,603	8,898
Series 2016-38, Class NA, 3.00%, 1/25/2046	7,245	6,647
Series 2007-71, Class GZ, 6.00%, 7/25/2047	112	107
Series 2019-20, Class H, 3.50%, 5/25/2049	6,925	6,563

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.88%, 6/25/2029 (g)	3,095	70
Series 2001-W3, Class A, 7.00%, 9/25/2041 (g)	128	125
Series 2002-W10, IO, 0.92%, 8/25/2042 (g)	1,715	39
Series 2003-W4, Class 2A, 5.21%, 10/25/2042 (g)	64	64
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (g)	8,439	74
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	101	100
FNMA, STRIPS
Series 203, Class 2, IO, 8.00%, 2/25/2023	5	—
Series 266, Class 2, IO, 7.50%, 8/25/2024	7	—
Series 313, Class 1, PO, 6/25/2031	299	259
Series 380, Class S36, IF, IO, 3.88%, 7/25/2037 (g)	84	10
Series 383, Class 68, IO, 6.50%, 9/25/2037	50	9
Series 383, Class 86, IO, 7.00%, 9/25/2037 (g)	31	6
Series 383, Class 69, IO, 6.50%, 10/25/2037 (g)	70	13
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	11
Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (g)	37	33
GNMA
Series 2014-60, Class W, 4.14%, 2/20/2029 (g)	469	461
Series 2002-13, Class QA, IF, IO, 4.16%, 2/16/2032 (g)	146	—
Series 2002-84, Class PH, 6.00%, 11/16/2032	280	280
Series 2003-18, Class PG, 5.50%, 3/20/2033	306	305
Series 2003-52, Class SB, IF, 4.75%, 6/16/2033 (g)	35	34
Series 2003-101, Class SK, IF, IO, 2.67%, 10/17/2033 (g)	534	1
Series 2004-2, Class SA, IF, 6.72%, 1/16/2034 (g)	141	128
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,237	1,244
Series 2004-86, Class SP, IF, IO, 2.16%, 9/20/2034 (g)	181	3
Series 2004-90, Class SI, IF, IO, 2.16%, 10/20/2034 (g)	227	12
Series 2010-31, Class SK, IF, IO, 2.16%, 11/20/2034 (g)	149	7
Series 2004-105, Class SN, IF, IO, 2.16%, 12/20/2034 (g)	517	11
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	33	5
Series 2006-26, Class S, IF, IO, 2.56%, 6/20/2036 (g)	368	16
Series 2006-33, Class PK, 6.00%, 7/20/2036	123	127
Series 2009-81, Class A, 5.75%, 9/20/2036	69	71
Series 2007-7, Class EI, IF, IO, 2.26%, 2/20/2037 (g)	555	20
Series 2007-9, Class CI, IF, IO, 2.26%, 3/20/2037 (g)	338	17
Series 2007-17, Class JO, PO, 4/16/2037	39	32
Series 2007-16, Class KU, IF, IO, 2.71%, 4/20/2037 (g)	376	20
Series 2007-22, Class PK, 5.50%, 4/20/2037	583	593
Series 2007-26, Class SC, IF, IO, 2.26%, 5/20/2037 (g)	111	4
Series 2007-24, Class SA, IF, IO, 2.57%, 5/20/2037 (g)	545	31
Series 2009-16, Class SJ, IF, IO, 2.86%, 5/20/2037 (g)	549	25
Series 2008-34, Class OC, PO, 6/20/2037	111	99
Series 2009-106, Class XL, IF, IO, 2.81%, 6/20/2037 (g)	186	11
Series 2009-79, Class OK, PO, 11/16/2037	82	69
Series 2007-67, Class SI, IF, IO, 2.57%, 11/20/2037 (g)	107	4
Series 2008-40, Class SA, IF, IO, 2.51%, 5/16/2038 (g)	418	25

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-40, Class PS, IF, IO, 2.61%, 5/16/2038 (g)	176	8
Series 2008-50, Class SA, IF, IO, 2.29%, 6/20/2038 (g)	776	36
Series 2008-49, Class PH, 5.25%, 6/20/2038	581	585
Series 2008-55, Class PL, 5.50%, 6/20/2038	537	543
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	209	19
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	263	15
Series 2009-72, Class SM, IF, IO, 2.36%, 8/16/2039 (g)	197	13
Series 2010-157, Class OP, PO, 12/20/2040	164	136
Series 2015-157, Class GA, 3.00%, 1/20/2045	358	335
Series 2012-H11, Class FA, 3.84%, 2/20/2062 (g)	2,517	2,500
Series 2012-H18, Class FA, 3.69%, 8/20/2062 (g)	411	408
Series 2013-H04, Class BA, 1.65%, 2/20/2063	19	18
Series 2013-H20, Class FB, 4.14%, 8/20/2063 (g)	1,469	1,466
Series 2013-H23, Class FA, 4.44%, 9/20/2063 (g)	2,496	2,498
Series 2015-H02, Class HA, 2.50%, 1/20/2065	1,839	1,776
Series 2015-H04, Class FL, 3.61%, 2/20/2065 (g)	4,685	4,627
Series 2015-H23, Class FB, 3.66%, 9/20/2065 (g)	4,534	4,477
Series 2015-H32, Class FH, 3.80%, 12/20/2065 (g)	512	508
Series 2016-H16, Class FD, 3.16%, 6/20/2066 (g)	6,502	6,381
Series 2016-H17, Class FC, 3.97%, 8/20/2066 (g)	4,131	4,075
Series 2016-H23, Class F, 3.89%, 10/20/2066 (g)	10,666	10,507
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (g)	13,474	707
Series 2017-H11, Class XI, IO, 1.41%, 5/20/2067 (g)	34,834	1,717
Series 2017-H14, Class XI, IO, 1.23%, 6/20/2067 (g)	13,372	587
Series 2017-H14, Class AI, IO, 1.56%, 6/20/2067 (g)	19,243	1,268
Series 2017-H23, Class FA, 3.62%, 10/20/2067 (g)	19,612	19,330
Series 2019-H09, Class FA, 3.64%, 5/20/2069 (g)	13,683	13,487
Series 2021-H10, Class AF, 4.89%, 6/20/2071 (g)	24,998	25,439
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	4,837	4,474
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	37	36
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	49	47
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	60	60
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	27	27
Series 2005-5F, Class 8A1, 4.54%, 6/25/2035 (g)	11	10
Series 2005-5F, Class 8A3, 4.54%, 6/25/2035 (g)	6	6
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (g)	15,000	13,988
Home RE Ltd. (Bermuda)
Series 2021-2, Class M1B, 5.15%, 1/25/2034 ‡ (a) (g)	9,565	9,312
Series 2022-1, Class M1C, 9.02%, 10/25/2034 ‡ (a) (g)	19,250	18,707
Impac CMB Trust
Series 2004-10, Class 3A1, 4.74%, 3/25/2035 (g)	246	228
Series 2004-10, Class 3A2, 4.84%, 3/25/2035 (g)	154	140
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	4
Jonah nov37 144a, 7.80%, 11/10/2037 ‡ (a)	22,000	21,574
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	27	24
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (g)	44	41

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (g)	80	78
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	20
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	251	219
Series 2007-A1, Class 5A2, 3.35%, 7/25/2035 (g)	20	20
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.03%, 4/21/2034 (g)	20	19
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	5	4
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	206	191
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	272	258
Series 2004-7, Class 30, PO, 8/25/2034 ‡	20	15
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	15	15
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	37	30
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	11	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 3.44%, 7/25/2029 (g)	47	45
Series 2004-D, Class A3, 3.78%, 9/25/2029 (g)	55	52
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 (a) (g)	12,000	10,636
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (g)	135	129
Series 2004-7AR, Class 2A6, 3.64%, 9/25/2034 (g)	48	46
MRA Issuance Trust Series 2021-EBO2, Class A, 4.35%, 4/5/2023 (a) (g)	29,856	28,626
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (g)	80	69
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2023 ‡	23,393	22,691
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	40	37
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (e)	15,557	14,733
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 6.95%, 2/27/2024 (a) (g)	16,926	16,141
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	50	48
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	15,179	13,865
Radnor RE Ltd. (Bermuda)
Series 2022-1, Class M1B, 10.30%, 9/25/2032 ‡ (a) (g)	12,600	12,019
Series 2021-1, Class M1B, 5.25%, 12/27/2033 (a) (g)	3,500	3,417
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	840	674
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (e)	22,963	21,410
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	90	50
Rillion Capital Iii Frn, 7.25%, 11/15/2024 ‡	52,070	52,070
River Rock Sfr Frn 144a, 9.25%, 10/15/2024 ‡ (a)	1,257	1,232
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (e)	29,349	28,394
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	13	13
SART Series 2017-1, 4.75%, 7/15/2024	4,409	4,315
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	9,576	8,655

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-3, Class M55D, 4.00%, 10/25/2058	12,866	12,307
Series 2019-4, Class MB, 3.00%, 2/25/2059 ‡	42,941	34,289
Series 2021-1, Class BXS, 12.63%, 9/25/2060 ‡ (a) (g)	10,522	7,635
Series 2021-2, Class BXS, 9.01%, 11/25/2060 ‡ (a) (g)	4,998	3,836
Series 2022-1, Class MTU, 3.25%, 11/25/2061	31,409	27,728
Sequoia Mortgage Trust Series 2004-8, Class A2, 4.25%, 9/20/2034 (g)	203	189
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,592
Series 2015-1, Class B, PO, 4/26/2048 (a)	19,000	15,958
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 3.90%, 10/25/2034 (g)	41	38
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 3.81%, 9/25/2033 (g)	356	339
Series 2003-37A, Class 1A, 3.62%, 12/25/2033 (g)	475	449
Series 2003-37A, Class 2A, 3.72%, 12/25/2033 (g)	64	59
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (e)	5,420	5,099
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (g)	38,805	31,326
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	28,163
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	105	107
Series 1998-1, Class 2E, 7.00%, 3/15/2028	347	350
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	53	53
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (g)	24,155	22,273
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (g)	74	70
Series 2003-AR9, Class 1A6, 4.13%, 9/25/2033 (g)	49	45
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (g)	19	17
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (g)	176	160
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	145	140
Series 2004-AR11, Class A, 4.14%, 10/25/2034 (g)	158	141
Series 2005-AR2, Class 2A21, 4.70%, 1/25/2045 (g)	19	19
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	289	259
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	94	90
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 3.62%, 7/25/2034 (g)	49	50
Series 2004-U, Class A1, 4.02%, 10/25/2034 (g)	83	77
Total Collateralized Mortgage Obligations (Cost $891,205)		824,065
Foreign Government Securities — 0.7%
Dominican Republic Government Bond
5.95%, 1/25/2027 (i)	2,500	2,431
4.88%, 9/23/2032 (a)	1,310	1,085
6.00%, 2/22/2033 (a)	4,043	3,639
6.00%, 2/22/2033 (i)	5,400	4,860
5.88%, 1/30/2060 (a)	3,545	2,623
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	6,550	5,199
6.13%, 9/28/2028 (a)	2,880	2,214

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
7.14%, 2/23/2030 (i)	2,700	2,082
8.75%, 1/21/2031 (i)	3,800	3,154
7.38%, 9/28/2033 (a)	2,327	1,696
Federative Republic of Brazil 4.75%, 1/14/2050	4,100	3,009
Hungary Government Bond 5.50%, 6/16/2034 (a)	1,640	1,566
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	5,784	2,372
Kingdom of Bahrain
7.00%, 10/12/2028 (i)	2,500	2,508
5.45%, 9/16/2032 (a)	1,677	1,472
Province of Alberta 3.30%, 3/15/2028	24,500	23,388
Province of Quebec 6.35%, 1/30/2026	300	314
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,652
Republic of Colombia 10.38%, 1/28/2033	370	398
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (e) (i)	2,947	2,850
6.13%, 6/15/2033 (i)	866	765
6.88%, 10/17/2040 (i)	EUR 3,400	2,701
Republic of Ecuador 2.50%, 7/31/2035 (e) (i)	3,600	1,568
Republic of Ghana
7.63%, 5/16/2029 (i)	2,430	905
8.63%, 6/16/2049 (i)	2,600	854
Republic of Kenya
8.00%, 5/22/2032 (i)	5,300	4,598
6.30%, 1/23/2034 (a)	4,299	3,369
8.25%, 2/28/2048 (i)	1,500	1,176
Republic of Paraguay
5.00%, 4/15/2026 (i)	1,080	1,075
3.85%, 6/28/2033 (a)	503	435
5.60%, 3/13/2048 (i)	2,489	2,147
5.40%, 3/30/2050 (i)	7,500	6,306
Republic of Poland 5.75%, 11/16/2032	1,256	1,322
Republic of Senegal 6.75%, 3/13/2048 (i)	3,800	2,721
Republic of South Africa 4.30%, 10/12/2028	5,542	5,010
Romania Government Bond 3.00%, 2/14/2031 (a)	2,100	1,673
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (i)	2,850	2,789
6.25%, 1/25/2031 (a)	1,193	1,188
United Mexican States
3.75%, 1/11/2028	376	360
5.00%, 4/27/2051	2,420	2,063
Total Foreign Government Securities (Cost $138,662)		113,537
Loan Assignments — 0.4% (b) (n)
Auto Components — 0.0% ^
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 4/10/2028	4,592	4,529
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 3/31/2028	4,937	4,542

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 5.42%, 6/1/2024	1,137	1,134
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.02%, 4/3/2024	6,449	6,252
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 8/4/2027	3,426	3,344
		9,596
Diversified Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡	2,108	2,074
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.55%, 3/2/2027	3,161	3,078
Entertainment — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (3-MONTH SOFR + 3.25%), 3.75%, 1/15/2030 (o)	565	562
Food & Staples Retailing — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	38	31
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 10.67%, 4/1/2024 ‡	293	235
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 14.42%, 10/1/2024	1,679	974
		1,240
Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 10/10/2025	5,564	5,391
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 9/13/2024	3,220	3,130
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (f)	143	16
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.41%, 10/8/2027	4,375	4,267
Personal Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 10/1/2026	6,180	5,861
Road & Rail — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	3,063	2,874
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	1,139	1,069
		3,943
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 7.86%, 12/1/2027	6,136	5,948
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.84%, 10/19/2027	3,136	3,016
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 10.57%, 12/18/2026 (p)	1,498	1,333
		4,349
Total Loan Assignments (Cost $61,895)		59,660

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS
3.83%, 4/15/2030 (m)	20,500	14,817
DN, 3.77%, 4/15/2030 (m)	43,000	31,079
Total U.S. Government Agency Securities (Cost $49,801)		45,896
Municipal Bonds — 0.1% (q)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	245
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	960	1,062
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,171
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,454
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	672
Total California		5,604
Colorado — 0.0% ^
Colorado Health Facilities Authority, Covenant Living Communities and Services
Rev., 2.80%, 12/1/2026	1,175	1,104
Rev., 3.36%, 12/1/2030	2,350	2,070
Total Colorado		3,174
District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	301
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,230
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	575
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,202
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,553
Series 165, Rev., 5.65%, 11/1/2040	155	166
Series 174, Rev., 4.46%, 10/1/2062	740	666
Total New York		4,162
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,255
Ohio State University (The), General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,331
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,814
Total Ohio		4,400
Total Municipal Bonds (Cost $22,623)		19,871
	SHARES (000)
Common Stocks — 0.1%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	38	—

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ * (r)	1,551	4
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	34	—
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	61	152
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	3	83
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding Co. ‡ *	935	268
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	568
iHeartMedia, Inc., Class A *	127	1,017
		1,585
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	44	4,585
EP Energy Corp. ‡ *	75	525
Gulfport Energy Corp. *	59	4,759
		9,869
Professional Services — 0.0% ^
NMG, Inc. ‡ *	11	1,891
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	2	625
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	1,782
Total Common Stocks (Cost $13,142)		16,259
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $428)	1	3,339
Preferred Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	46	—
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ *	2,070	2,223
Total Preferred Stocks (Cost $2,145)		2,223
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	6	81

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	33	1,468
Total Warrants (Cost $—)		1,549
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 11/28/2022 ‡ * (c) (d) (h)(Cost $141)	—	857
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	15	—
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	104	133
Total Rights (Cost $—)		133
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (s) (t) (Cost $274,664)	274,678	274,760
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (s) (t)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (s) (t)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short-Term Investments (Cost $275,212)		275,308
Total Investments — 99.6% (Cost $17,234,373)		15,351,684
Other Assets Less Liabilities — 0.4%		65,779
NET ASSETS — 100.0%		15,417,463

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of November 30, 2022.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of November 30, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 is $1.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	4,255	03/22/2023	USD	484,206	3,781
U.S. Treasury 10 Year Ultra Note	1,427	03/22/2023	USD	171,530	1,725
U.S. Treasury Ultra Bond	1,194	03/22/2023	USD	163,839	3,798
U.S. Treasury 2 Year Note	3,464	03/31/2023	USD	712,041	2,379
U.S. Treasury 5 Year Note	3,619	03/31/2023	USD	393,736	3,160
					14,843
Short Contracts
U.S. Treasury 10 Year Note	(427)	03/22/2023	USD	(48,591)	(374)
U.S. Treasury Long Bond	(57)	03/22/2023	USD	(7,276)	(71)
U.S. Treasury 5 Year Note	(263)	03/31/2023	USD	(28,614)	(231)
					(676)
					14,167

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/07/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	0.94	USD 75,000	501	(599)	(98)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 311,150	14,277	(23,225)	(8,948)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	501	(98)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,193,545	$1,342,904	$2,536,449
Collateralized Mortgage Obligations	—	529,031	295,034	824,065
Commercial Mortgage-Backed Securities	—	1,446,747	386,930	1,833,677
Common Stocks
Communications Equipment	—	—	—(a)	—(a)
Diversified Financial Services	—	—	4	4
Energy Equipment & Services	—	—	—(a)	—(a)
Food & Staples Retailing	—	—	152	152
Independent Power and Renewable Electricity Producers	83	—	—	83
Internet & Direct Marketing Retail	—	—	268	268
Media	1,585	—	—	1,585
Oil, Gas & Consumable Fuels	9,344	—	525	9,869
Professional Services	—	—	1,891	1,891
Specialty Retail	—	—	625	625
Wireless Telecommunication Services	—	—	1,782	1,782
Total Common Stocks	11,012	—	5,247	16,259
Convertible Bonds	—	—	857	857
Convertible Preferred Stocks	—	—	3,339	3,339
Corporate Bonds
Aerospace & Defense	—	48,485	—	48,485
Airlines	—	24,848	—	24,848
Auto Components	—	42,993	—	42,993
Automobiles	—	32,672	—	32,672
Banks	—	952,302	—	952,302
Beverages	—	28,665	—	28,665
Biotechnology	—	39,307	—	39,307
Building Products	—	31,397	—	31,397
Capital Markets	—	376,476	—	376,476
Chemicals	—	71,376	—	71,376
Commercial Services & Supplies	—	56,269	—	56,269
Communications Equipment	—	10,957	—	10,957
Construction & Engineering	—	18,130	—	18,130
Construction Materials	—	2,740	—	2,740
Consumer Finance	—	162,695	—	162,695
Containers & Packaging	—	48,563	—	48,563
Diversified Consumer Services	—	8,234	—	8,234
Diversified Financial Services	—	31,259	—	31,259
Diversified Telecommunication Services	—	184,292	1	184,293
Electric Utilities	—	293,582	—	293,582

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$—	$6,669	$—	$6,669
Electronic Equipment, Instruments & Components	—	12,345	—	12,345
Energy Equipment & Services	—	11,781	—	11,781
Entertainment	—	61,505	—	61,505
Equity Real Estate Investment Trusts (REITs)	—	97,580	—	97,580
Food & Staples Retailing	—	39,678	—	39,678
Food Products	—	29,418	—	29,418
Gas Utilities	—	19,050	—	19,050
Health Care Equipment & Supplies	—	20,824	—	20,824
Health Care Providers & Services	—	202,688	—	202,688
Health Care Technology	—	7,613	—	7,613
Hotels, Restaurants & Leisure	—	98,342	—	98,342
Household Durables	—	21,887	—	21,887
Household Products	—	20,852	—	20,852
Independent Power and Renewable Electricity Producers	—	21,480	—	21,480
Industrial Conglomerates	—	1,785	—	1,785
Insurance	—	59,726	—	59,726
Interactive Media & Services	—	13,131	—	13,131
Internet & Direct Marketing Retail	—	14,977	—	14,977
IT Services	—	42,523	—	42,523
Life Sciences Tools & Services	—	7,784	—	7,784
Machinery	—	11,718	—	11,718
Marine	—	2,094	—	2,094
Media	—	228,579	—	228,579
Metals & Mining	—	91,326	—	91,326
Mortgage Real Estate Investment Trusts (REITs)	—	91,188	—	91,188
Multiline Retail	—	2,628	—	2,628
Multi-Utilities	—	33,242	—	33,242
Oil, Gas & Consumable Fuels	—	383,628	6	383,634
Personal Products	—	11,600	—	11,600
Pharmaceuticals	—	109,360	—	109,360
Real Estate Management & Development	—	6,557	—	6,557
Road & Rail	—	32,001	—	32,001
Semiconductors & Semiconductor Equipment	—	40,210	—	40,210
Software	—	59,251	—	59,251
Specialty Retail	—	75,928	—	75,928
Technology Hardware, Storage & Peripherals	—	38,206	—	38,206
Textiles, Apparel & Luxury Goods	—	5,457	—	5,457
Thrifts & Mortgage Finance	—	35,358	—	35,358
Tobacco	—	77,773	—	77,773
Trading Companies & Distributors	—	56,322	—	56,322
Transportation Infrastructure	—	1,737	—	1,737
Water Utilities	—	1,239	—	1,239
Wireless Telecommunication Services	—	37,682	—	37,682
Total Corporate Bonds	—	4,709,964	7	4,709,971
Foreign Government Securities	—	113,537	—	113,537

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Auto Components	$—	$4,529	$—	$4,529
Beverages	—	4,542	—	4,542
Chemicals	—	1,134	—	1,134
Containers & Packaging	—	9,596	—	9,596
Diversified Financial Services	—	—	2,074	2,074
Electrical Equipment	—	3,078	—	3,078
Entertainment	—	562	—	562
Food & Staples Retailing	—	1,005	235	1,240
Internet & Direct Marketing Retail	—	5,391	—	5,391
IT Services	—	3,130	—	3,130
Leisure Products	—	—	16	16
Machinery	—	4,267	—	4,267
Personal Products	—	5,861	—	5,861
Road & Rail	—	3,943	—	3,943
Software	—	5,948	—	5,948
Specialty Retail	—	4,349	—	4,349
Total Loan Assignments	—	57,335	2,325	59,660
Mortgage-Backed Securities	—	1,966,128	—	1,966,128
Municipal Bonds	—	19,871	—	19,871
Preferred Stocks
Communications Equipment	—	—	—(a)	—(a)
Internet & Direct Marketing Retail	—	—	2,223	2,223
Total Preferred Stocks	—	—	2,223	2,223
Rights
Diversified Telecommunication Services	—	—	—	—
Independent Power and Renewable Electricity Producers	—	—	133	133
Total Rights	—	—	133	133
U.S. Government Agency Securities	—	45,896	—	45,896
U.S. Treasury Obligations	—	2,942,762	—	2,942,762
Warrants	—	—	1,549	1,549
Short-Term Investments
Investment Companies	274,760	—	—	274,760
Investment of Cash Collateral from Securities Loaned	548	—	—	548
Total Short-Term Investments	275,308	—	—	275,308
Total Investments in Securities	$286,320	$13,024,816	$2,040,548	$15,351,684
Appreciation in Other Financial Instruments
Futures Contracts	$14,843	$—	$—	$14,843
Depreciation in Other Financial Instruments
Futures Contracts	(676)	—	—	(676)
Swaps	—	(23,824)	—	(23,824)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$14,167	$(23,824)	$—	$(9,657)

(a)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$873,989	$4	$(98,961)	$(36)	$448,072	$(136,092)	$205,811	$(28,699)	$78,816	$1,342,904
Collateralized Mortgage Obligations	237,435	—	(20,159)	(8)	203,406	(48,265)	43,547	(19,178)	(101,744)	295,034
Commercial Mortgage-Backed Securities	335,560	—	(30,392)	2,471	42,798	(44,617)	58,182	—	22,928	386,930
Common Stocks	4,812	5,329	(6,877)	—	—	(6,863)	8,846	—	—	5,247
Convertible Bonds	729	—	128	—	—	—	—	—	—	857
Convertible Preferred Stocks	3,332	—	7	—	—	—	—	—	—	3,339
Corporate Bonds	9	—	(2)	—(b)	72	(72)	—	—	—	7
Loan Assignments	3,313	(1)	(119)	12	6	(886)	—	—	—	2,325
Preferred Stocks	3,882	—	(1,659)	—	—	—	—	—	—	2,223
Rights	140	—	(8)	—	1	—	—	—	—	133
Warrants	781	—	768	—	—	—	—	—	—	1,549
Total	$1,463,982	$5,332	$(157,274)	$2,439	$694,355	$(236,795)	$316,386	$(47,877)	$—	$2,040,548

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities, Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(158,304).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$905,033	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (8.40%)
			Constant Default Rate	0.00% - 9.28% (0.04%)
			Yield (Discount Rate of Cash Flows)	5.65% - 15.64% (8.87%)

Asset-Backed Securities	905,033
	136,600	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (44.40%)
			Constant Default Rate	0.00% - 1.29% (0.03%)
			Yield (Discount Rate of Cash Flows)	5.16% - 14.83% (9.30%)

Collateralized Mortgage Obligations	136,600
	186,554	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	6.01% - 169.80% (19.41%)

Commercial Mortgage- Backed Securities	186,554

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	857	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	857
	4	Terms of Exchange Offer	Expected Recovery	$0.00 ($0.00)
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	4
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	-(b)
	16	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)

Loan Assignments	16
	1	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	1
Total	$1,229,065

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2022, the value of these investments was $811,483. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$1,432,701	$4,210,074	$5,367,915	$(113)	$13	$274,760	274,678	$7,522	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (a) (b)	120	—	—	—	—	120	120	2	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	428	—	—	—	—	428	428	5	—
Total	$1,433,249	$4,210,074	$5,367,915	$(113)	$13	$275,308		$7,529	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.